As filed with the Securities and Exchange Commission on February 26, 2010

1933 Act Registration No. 333-88715
1940 Act Registration No. 811-9613

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No:	[ ]
Post-Effective Amendment No: 21	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No: 22

LEGG MASON INVESTMENT TRUST, INC.
(Exact Name of Registrant as Specified in Charter)

100 International Drive
Baltimore, Maryland 21202
(Address of Principal Executive Offices)
Registrant's Telephone Number, including Area Code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485(b)
[ ]	on, pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ X ]	on April 30, 2010, pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[          ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Legg Mason Investment Trust, Inc.

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Capital Management Opportunity Trust
Part A –Class A, Class C, Class R, Class R1, Class FI and Class I Prospectus

Legg Mason Capital Management Opportunity Trust
Part B - Statement of Additional Information
Class A, Class C, Class R, Class R1, Class FI and Class I Shares

Part C - Other Information

Signature Page

Exhibits

April 30, 2010

Legg Mason

GLOBAL ASSET MANAGEMENT

Prospectus

Legg Mason
Capital Management
Opportunity Trust

Class: Ticker Symbol

A: LGOAX
C: LMOPX
R: LMORX
R1
FI: LMOFX
I: LMNOX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

CONTENTS

Investment objective [__]

Fees and expenses of the fund

Principal investment strategies

Certain risks

Performance

Management

Purchase and sale of fund shares

Tax information

Payments to broker/dealers and other financial intermediaries

More on the fund's investment strategies, investments and risks

Portfolio holdings

More on management

Choosing a class of shares to buy

Comparing the fund's classes

Sales charges

More about contingent deferred sales charges

Retirement and institutional investors - eligible investors

Buying shares

Exchanging shares

Redeeming shares

Other things to know about transactions

Dividends, distributions and taxes

Share price

Financial highlights

Investment objective

The fund seeks long-term growth of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.  More information about these and other discounts is available from your financial intermediary, in this Prospectus on page [  ] under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page [  ] under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
	Class A	Class C	Class R	Class R1	Class FI	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)1 (%)
	Class A	Class C	Class R	Class R1	Class FI	Class I
Management fees	0.77	0.77	0.77	0.77	0.77	0.77
Distribution and/or service (12b-1) fees	0.25	1.00	0.502	1.00	0.252	None
Other expenses3	0.30	0.30	0.45	0.45	0.44	0.24
Acquired Fund Fess and Expenses	0.14	0.14	0.14	0.14	0.14	0.14
Total annual fund operating expenses	1.46	2.21	1.86	2.36	1.60	1.15

1	[The expense information in the table has been restated to reflect current fees.]

2
The 12b-1 fee shown in the table reflects the amount at which the Board of Directors (the “Board”) has currently limited payments under the fund’s Class R and FI Distribution Plans. Pursuant to the Distribution Plans, the Board may authorize payment of up to 0.75% and 0.40% of the fund’s Class R and FI shares’ average net assets, respectively, without shareholder approval.

3
“Other expenses” for Class R1 are based on estimated amounts for the current fiscal year.  Actual expenses may differ from estimates. For Class A, C, R, FI and I shares, “Other expenses” have been revised to reflect the imposition of and/or scheduled increases in recordkeeping fees with respect to the class.  “Other expenses” include 0.13% in interest expense.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

—	You invest $10,000 in the fund for the time periods indicated
—	Your investment has a 5% return each year and the fund’s operating expenses remain the same
—	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares($)	1 year	3 years	5 years	10 years

Class A (with or without redemption at end of period)	715	1,010	1,326	2,222
Class C (with redemption at end of period)	324	691	1,184	2,543
Class C (without redemption at end of period)	224	691	1,184	2,543
Class R (with or without redemption at end of period)	189	585	1,006	2,181
Class R1 (with or without redemption at end of period)	239	736	1,260	2,696
Class FI (with or without redemption at end of period)	163	505	871	1,901
Class I (with or without redemption at end of period)	117	365	632	1,398

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.6% of the average value of its portfolio.

Principal investment strategies

The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital.

The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies (including hedge funds and private equity funds), and foreign investment companies; securities issued by exchange-traded funds; securities issued by real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; debt securities; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; commodity-linked derivatives; and other instruments. Further, the fund may engage to a substantial degree in short sales of securities and other instruments. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund's net assets, a practice known as "leveraging." Although the adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as "junk” bonds, and unrated securities.

The fund may take temporary defensive and cash management positions; in such a case, the fund may not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

There is no assurance that the fund will meet its investment objective.

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly.  You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk.  The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment.  Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers.  When market prices fall, the value of your investment will go down.  In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise.  A rise in rates tends to have a greater impact on the prices of longer term or duration fixed income securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. Because these events are unprecedented, it is difficult to predict their magnitude or duration. The fund may experience a substantial or complete loss on any individual security.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.  The fund may experience a substantial or complete loss on an individual stock.

Liquidity risk.  Some securities held by the fund may be difficult to sell, or be illiquid, particularly during times of market turmoil.  Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a price lower than the manager believes is appropriate.  If the fund is unable to sell a deteriorating security because the market is illiquid, losses may be magnified.

Growth and value investing risk.  Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk.  The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect.

Special risks of companies undergoing reorganization or restructuring. Investing in companies undergoing reorganization or restructuring involves special risks including that the transaction may not be completed on the terms or time frame contemplated, it may be difficult to obtain information on the financial condition of such companies, the issuer’s management may be addressing a type of situation with which it has little experience, and the fact that the market prices of such securities are subject to above-average price volatility.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. Small and medium capitalization companies may be more at risk than larger companies because, among other things, they may fall out of favor with investors, they may have limited product lines, operating history, or market or financial resources, or because they may depend on limited management groups.  Smaller companies are often involved in actual or anticipated reorganizations or restructurings and it may be difficult to obtain information as to the financial conditions of smaller companies. Securities of smaller companies may be more volatile, especially in the short term, and may have limited liquidity, making them harder to value.

Investment Company and ETF risk. Investing in securities issued by investment companies and exchange-traded funds (“ETFs”) involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The fund will indirectly bear its pro rata share of the fees and expenses incurred by any fund it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.  Investing in hedge funds and other privately offered funds involves the additional risks of limited liquidity and potentially significant volatility.

REIT risk. The value of Real Estate Investment Trusts, or REITs, may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property.  In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States.  Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Credit risk.  If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will decline.

High yield or “junk” bond risk.  Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities.  Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.

Convertible securities risk. Convertible securities are subject to stock market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, making the convertible security more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to stock market risk.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.

Derivatives risk.  Using derivatives, especially for non-hedging purposes, can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund.  Using derivatives also can have a leveraging effect and increase fund volatility.  Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund.  Using derivatives may also have adverse tax consequences for the fund’s shareholders.

Credit default swap contracts, a type of derivative instrument, involve special risks, including leverage risks, liquidity risks and increased credit risk, and may result in losses to the fund. They may also be difficult to value.

Commodity derivatives risk.  The value of commodity derivatives may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Privately placed securities risk.  Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject, there may be very little public information available about the issuers and they may have limited liquidity.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Short sales risk. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the fund may be required to pay in connection with the short sale. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security that is sold short.

Segregated assets risk.  Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers’ flexibility.

Leveraging risk.  The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio.  Other risks also will be compounded.  This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had.  The fund may also have to sell assets at inopportune times to satisfy its obligations.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk.  The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk.  The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as "funds of funds." As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

These risks are discussed in more detail in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.

No performance information is presented for Class A and Class R1 shares because Class A and Class R1 shares were outstanding for less than a full calendar year as of December 31, 2009.  The returns for Class A and Class R1 shares would differ from those of other classes’ shares to the extent those classes bear different expenses.  The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
(1.68)	1.94	(15.52)	67.95	13.80	6.70	13.41	(1.57)	(65.49)	83.14

Calendar Years ended December 31

Best quarter (ended 06/30/2009): 46.22
Worst quarter (ended 12/31/2008): (41.36)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/2010, was _______%.

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years	Since inception	Inception date
Class C
Return before taxes	82.14	(5.52)	1.99
Return after taxes on distributions	82.14	(6.12)	1.55
Return after taxes on distributions and sale of fund shares	53.39	(4.40)	1.76
Other Classes (Return before taxes only)
Class R	83.86	N/A	N/A	(14.36)	12/28/2006
Class FI	83.61	(4.91)	N/A	(2.41)	2/13/2004
Class I	85.37	(4.51)	N/A	2.69	6/26/2000
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	(0.95)

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Management

Manager: LMM LLC

Adviser:  Legg Mason Capital Management, Inc.

Portfolio managers: Bill Miller, CFA, has been the fund’s Portfolio Manager since inception.  Samantha McLemore was appointed Assistant Portfolio Manager for the fund in August 2008.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class R	Class R1	Class FI	Class I
General	1,000/50	1,000/50	N/A	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A	N/A	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	1 million/None	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

More on the fund’s investment strategies, investments and risks

Legg Mason Capital Management Opportunity Trust was formerly known as Legg Mason Opportunity Trust.

The fund’s investment objective is long-term growth of capital.

Short positions

Short sales may be used to hedge or substantially offset long positions held by the fund, but also may be unrelated to any long positions held by the fund.  The adviser may decide to sell investments and to close out short positions given a variety of circumstances, such as when an investment no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling or to realize gains or limit losses.

High Yield Securities

Debt securities rated BBB/Baa or better by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., or Moody’s Investors Service, Inc., and unrated securities considered by the adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa are commonly known as “junk” bonds.

Growth and Value Investing

The adviser may at times emphasize a "value" approach to investing, and may at other times emphasize a "growth" approach.

Cash management and defensive investing

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market, economic or other situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. If the fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

*           *           *
The fund’s investment objective and principal investment strategies are non-fundamental and may be changed by the Board of Directors (the “Board”) without shareholder approval.

More on risks of investing in the fund

In General.  There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund’s flexible investment strategy may make it difficult for an investor to evaluate the future risk profile of an investment in the fund because of the adviser’s ability to significantly change the composition of the fund’s investments.  The fund is subject to the risk that poor security selection will cause the fund to underperform its benchmark or other funds with similar objectives.

Additionally, the fund’s use of specialized investment strategies such as short sales, options, futures, other derivatives, investment in privately placed securities, and borrowing for investment purposes creates additional risks not found in mutual funds that do not engage in these strategies. The fund’s adviser has broad discretion to allocate substantial amounts of the fund’s assets to these specialized investment strategies, the risks of which are set forth in this Principal Risks section. Therefore the fund’s exposure to these risks may be substantial.

Market, equity securities and interest rate risk. The market prices of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a security may fall due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, inflation, lack of liquidity in the markets, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. The prices of equity securities generally fluctuate more than those of fixed income securities.

The equity and debt capital markets in the United States and internationally have recently experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. This environment could make identifying investment risks and opportunities using past models of the interplay of market forces especially difficult for the portfolio managers. Because these market conditions are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

When interest rates rise, the value of fixed income securities generally falls and when interest rates decline, the rates of interest income generated by the fund’s fixed income investments may decline. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security, but mean that declines in market and interest rates are reflected more quickly in the fund’s holdings than they would be if the fund held fixed rate securities. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Liquidity risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemption requests or for other cash needs, the fund may be forced to sell at a price lower than the manager believes is appropriate. In addition, when there is illiquidity in the market for certain securities, the fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Growth and value investing risk.  Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region or about market movements may prove to be incorrect.

Special risks of companies undergoing reorganization or restructuring.  The fund invests in securities that often involve certain special circumstances that the adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. There is always a risk that the adviser will not properly assess the potential for an issuer’s future growth, or that an issuer will not realize that potential. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors. Some large capitalization companies may lack the agility to adjust quickly to a changing competitive landscape.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. Smaller companies are often involved in actual or anticipated reorganizations or restructurings and it may be difficult to obtain information as to the financial conditions of smaller companies. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies, especially in the short term, and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be difficult to value, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Investment company and ETF risk. Investing in securities issued by investment companies and ETFs involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF.    Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value; however, the trading price of an ETF tends to closely track the actual net asset value of the ETF, and the fund’s investment will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the fund bears directly in connection with its own operations.

REIT risk. The fund may invest in pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests, called real estate investment trusts or REITs. Investments in real estate-related securities (including REITs) expose the fund to risks similar to investing directly in real estate. The value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and changes in property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment.  In addition, the values of REITs are affected by the condition of the economy as a whole, which affects the occupancy rates of various types of real estate (e.g., offices, shopping centers and hotels).  The values of many REITs have fallen as a result of recent economic conditions, and may suffer further decline, or a prolonged period of little increase, as a result of poor economic conditions and resulting low occupancies and foreclosures.

Foreign investments risk. The fund’s investments in securities of foreign issuers or instruments with exposure to real or physical assets located outside of the United States (including those denominated in U.S. dollars, foreign currencies and securities issued by U.S. entities with substantial foreign operations) involve greater risk than domestic investments. Foreign countries where issuers operate or are domiciled, or where the securities are traded, may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.  In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, auditing, financial reporting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.  Many of these risks are greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.

Credit risk. If an obligor (such as the issuer, an insurer or other party offering credit enhancement) for a security held by the fund or a counterparty to a financial contract with the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. The fund may incur expenses in an effort to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

High yield or "junk" bond risk. High yield or “junk” bonds have a higher risk of issuer default or may be in default and are considered speculative.  Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.  Junk bonds may also be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price for purposes of valuing shares of the fund.

Convertible securities risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Derivatives risk: Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the manager. Certain derivative transactions may have a leveraging effect on the fund. Even a small investment in derivative contracts can have a significant impact on the fund’s stock market, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the adviser's ability to analyze and manage derivative transactions. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings. Using derivatives may increase volatility, which is the degree to which a fund’s share price fluctuates within a short time period. Holdings of derivatives also can make the fund less liquid and harder to value, especially in declining markets.   Many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument.  The fund's use of derivatives may also increase the amount it is required to distribute to shareholders to maintain its status as a regulated investment company, and thus the amount of taxes payable by shareholders.

Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  As another example, if the fund agrees to exchange fixed-rate payments for variable-rate payments, the swap agreement would tend to decrease the fund’s exposure to the effect of market interest rates on the value of the security.

Credit default swap contracts involve special risks and may result in sudden and substantial losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The fund will not use swaps to incur a type or amount of risk exposure that it could not incur directly.

In times of market turmoil or abrupt change, many investors and market makers may hesitate to purchase complex instruments or even quote prices for them, which may make valuation difficult and/or drive down the price.

Commodity derivatives risk.  Commodity derivatives are derivatives in which the underlying asset is a commodity or has the characteristics of a commodity. Investments in commodity derivatives entail significant risk, including risk of loss of a significant portion of their principal value. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs, fluctuating industrial or consumer demand and international economic, political and regulatory developments.

Privately placed securities risk. Investments in privately placed securities involve a high degree of risk. The issuers of privately placed securities are not typically subject to the same regulatory requirements and oversight to which public issuers are subject, and there may be very little public information available about the issuers and their performance. In addition, because the fund’s ability to sell these securities may be significantly restricted, they may be deemed illiquid and it may be more difficult for the fund to sell them at an advantageous price and time.  Because there is generally no ready public market for these securities, they may also be difficult to value and the fund may need to determine a fair value for these holdings under policies approved by the Board.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Short sales risk. A short sale involves the sale by the fund of a security or other asset that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same asset at a later date at a lower price. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the fund may be required to pay in connection with the short sale.  While the possible loss on a security that is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security that is sold short.  Such transactions create leverage (see “Leveraging”).

Segregated assets risk.  In connection with certain transactions that may give rise to future payment obligations, the fund may be required to maintain a segregated amount of cash or highly liquid securities to cover the position.  Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value.  As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers’ flexibility.

Leveraging risk. Leverage is the ability to earn a return on a capital base that is larger than the fund’s net assets. Use of leverage can magnify the effects of changes in the value of the fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. For example, if the fund borrows money to buy securities and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund’s shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. The fund will also incur interest expense on any money borrowed.

Certain other investment techniques that the fund may utilize may also create leverage.  For example, the fund may experience the effects of leveraging when selling securities short, entering into reverse repurchase agreements, futures, forward contracts, dollar rolls, other derivatives, and other instruments.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk.  Many factors may influence the price at which the fund could sell any particular portfolio investment.  The sales price may well differ--higher or lower--from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility.  If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies.  Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.  The value of foreign securities, certain fixed income securities and currencies may be materially affected by events after the close of the market on which they are valued, but before the fund determines its net asset value.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments due to rebalancings of a fund of funds’ portfolio. In the event of such redemptions or investments, the fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. The adviser may take such actions as it deems appropriate to minimize any adverse impact, considering the potential benefits of such investments to the fund and consistent with its obligations to the fund.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its objective. More information about risks appears in the SAI.  Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.  The fund's complete portfolio holdings are available at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) on a quarterly basis approximately 25 calendar days following the quarter-end, and partial information concerning the fund's portfolio holdings (such as top ten holdings) is available on a monthly or quarterly basis on the Legg Mason Funds' website, in fact sheets and other formats, at any time following month-end or quarter-end, respectively. Such information will remain available until the next month or quarter's holdings are posted, as applicable.

More on management

Manager, adviser and administrator

LMM LLC (“LMM”), with offices at 100 International Drive, Baltimore, Maryland 21202, provides the fund with investment advisory and management services and is responsible for overseeing the fund’s relationship with outside service providers, such as the sub-adviser, administrator, custodian, transfer agent, accountants, and lawyers.

LMM has delegated certain advisory responsibilities to Legg Mason Capital Management, Inc. (“LMCM” or the “adviser”).  LMCM, with offices at 100 International Drive, Baltimore, Maryland 21202, manages assets for clients around the globe including corporations, public funds, government entities, endowments, foundations and individual investors. Clients invest with LMCM through separately managed accounts, sub-advised funds and Legg Mason-sponsored mutual funds. Since 1982, with the introduction of Legg Mason Value Trust, LMCM has distinguished itself by applying its distinct value investment process. As of December 31, 2009, LMCM’s investment personnel managed approximately $17.2 billion in separate accounts and pooled assets.

LMM has delegated certain administrative responsibilities to Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “administrator”). LMPFA, located at 620 Eighth Avenue, New York, New York 10018, provides certain administrative services to the fund.

LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc (“Legg Mason”). LMM is also an affiliate of Legg Mason.  Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2009, Legg Mason’s asset management operations had aggregate assets under management of approximately $681.6 billion.

Portfolio managers

Bill Miller, CFA, is the Portfolio Manager and has been responsible for the day-to-day management of the fund since its inception. Mr. Miller has been employed by one or more subsidiaries of Legg Mason since 1981.  He currently serves as Managing Member of LMM, the investment manager for the fund, and as Chairman & Chief Investment Officer for LMCM.

Samantha McLemore was appointed Assistant Portfolio Manager for the fund in August 2008. Ms. McLemore provides the portfolio manager with research and investment assistance.  Ms. McLemore has been an analyst on LMCM’s research team since 2002 and has spent the majority of that time as a portfolio analyst for the fund.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

Management fee

For its services during the fiscal year ended December 31, 2009, the fund paid LMM a fee equal to 0.75% of its average daily net assets.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and investment advisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2009.

Distribution

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

The fund has adopted plans under Rule 12b-1 with respect to its Class A, Class C, Class R, Class R1 and Class FI shares that allow it to pay fees for the sale of its shares and for services provided to the shareholders of that particular class.  These fees are calculated daily and paid monthly.  Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Class A shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class A shares.

For Class C shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.75% of the fund’s average daily net assets attributable to Class C shares and an annual service fee equal to 0.25% of its average daily net assets attributable to Class C shares.

For Class R shares under the plan, the fund is authorized to pay LMIS an annual distribution fee in an amount up to 0.50% and an annual service fee in an amount up to 0.25% of the fund’s average daily net assets attributable to Class R shares.  The Board has currently approved an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class R shares under the plan.

For Class R1 shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.75% of the fund’s average daily net assets attributable to Class R1 shares and an annual service fee equal to 0.25% of its average daily net assets attributable to Class R1 shares.

For Class FI shares, under the plan, the fund is authorized to pay LMIS an annual distribution fee in an amount up to 0.15% and an annual service fee in an amount up to 0.25% of the fund’s average daily net assets attributable to Class FI shares. The Board has currently approved an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class FI shares under the plan.

In addition, the distributor, the manager, the adviser and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager and the adviser, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the adviser, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

Choosing a class of shares to buy

Individual investors can generally invest in Class A, Class C, Class R, Class R1, Class FI and Class I shares.  Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors – eligible investors” below for a description of the classes available to them.

Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

—	How much you plan to invest
—	How long you expect to own the shares
—	The expenses paid by each class detailed in the fee table and example at the front of this Prospectus
—	Whether you qualify for any reduction or waiver of sales charges
—	Availability of share classes

If you plan to invest a large amount and/or your investment horizon is five years or more, Class C shares might not be as advantageous as Class A shares. The annual distribution and/or services fees on Class C shares may cost you more over the longer term than the front-end sales charge you would have paid for larger purchases of Class A shares.  However, if you intend to invest for only a few years Class C shares might be more appropriate because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares redeemed one year or more after purchase.

Each class of shares  is authorized to pay fees for recordkeeping services to Service Agents (defined below). As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

—
Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to make fund shares available to their clients (each called a “Service Agent”)

—	Directly from the fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class.  You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the fund’s classes of shares is available through the Legg Mason Funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

—	The front-end sales charges that apply to the purchase of Class A shares
—	The contingent deferred sales charges that apply to the redemption of Class C shares and certain Class A shares (redeemed within one year)
—	Who qualifies for lower sales charges on Class A shares
—	Who qualifies for a sales load waiver

To visit the website, go to http://www.leggmason.com/individualinvestors/prospectuses, and click on the name of the fund.

Comparing the fund’s classes

The following table compares key features of the fund’s classes. You should review the fee table and example at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Please contact your Service Agent regarding the availability of Class R, Class R1, Class FI or Class I shares or, if you plan to purchase shares through the fund, contact Institutional Shareholder Services.  You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes. Your Service Agent may receive different compensation depending upon which class you choose.

		KEY FEATURES	INITIAL SALES CHARGE	CONTINGENT DEFERRED SALES CHARGE	ANNUAL DISTRIBUTION AND/OR SERVICE FEES	EXCHANGE PRIVILEGE1
Class A	—	Initial sales charge	Up to 5.75%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 1 year of purchase; waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor
	—	You may qualify for reduction or waiver of initial sales charge
	—	Generally lower annual expenses than Class C
Class C	—	No initial sales charge	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor
	—	Contingent deferred sales charge for only 1 year
	—	Does not convert to Class A
	—	Generally higher annual expenses than Class A
Class R	—	No initial or contingent deferred sales charge	None	None	Up to 0.75% of average daily net assets, currently limited to 0.50% of average daily net assets	Class R shares of funds sold by the distributor
	—	Only offered to eligible Retirement Plans with omnibus accounts held on the books of the fund
Class R1	—	No initial or contingent deferred sales charge	None	None	1.00% of average daily net assets	Class R1 shares of funds sold by the distributor
	—	Only offered to eligible Retirement

		KEY FEATURES	INITIAL SALES CHARGE	CONTINGENT DEFERRED SALES CHARGE	ANNUAL DISTRIBUTION AND/OR SERVICE FEES	EXCHANGE PRIVILEGE1
Plans with omnibus accounts held on the books of the fund
Class FI	—	No initial or contingent deferred sales charge	None	None	Up to 0.40% of average daily net assets, currently limited to 0.25% of average daily net assets	Class FI shares of funds sold by the distributor
	—	Only offered to institutional investors and clients of financial intermediaries

Class I	—	No initial or contingent deferred sales charge	None	None	None	Class I shares of funds sold by the distributor
	—	Only offered to institutional and other eligible investors
	—	Generally lower annual expenses than the other classes

1 Ask your Service Agent, Funds Investor Services or Institutional Shareholder Services about the funds available for exchange.

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the aggregate size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy shares from a Service Agent (“broker/dealer commission”). For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

AMOUNT OF INVESTMENT ($)	SALES CHARGE AS % OF OFFERING PRICE	SALES CHARGE AS % OF NET AMOUNT INVESTED	BROKER/DEALER COMMISSION AS % OF OFFERING PRICE
Less than 25,000	5.75	6.10	5.00
25,000 but less than 50,000	5.00	5.26	4.25
50,000 but less than 100,000	4.50	4.71	3.75
100,000 but less than 250,000	3.50	3.63	2.75
250,000 but less than 500,000	2.50	2.56	2.00
500,000 but less than 750,000	2.00	2.04	1.60
750,000 but less than 1 million	1.50	1.52	1.20
1 million or more1	-0-	-0-	up to 1.00

1
The distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of funds sold by the distributor to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent, Funds Investor Services or Institutional Shareholder Services if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege – allows you to combine the current value of Class A shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or
•	your spouse, and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

—	you or
—	your spouse, and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include toward your asset goal amount the current value of any eligible holdings.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your letter of intent asset goal. Please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

—	Employees of Service Agents
—	Investors who redeemed at least the same amount of Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified
—	Directors and officers of any Legg Mason-sponsored fund
—	Employees of Legg Mason and its subsidiaries
—	Investors investing through certain retirement plans

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent, Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, Funds Investor Services or Institutional Shareholder Services, consult the SAI or visit the Legg Mason Funds’ website, http://www.leggmason.com/individualinvestors, select “Equity” and click on the name of the fund in the dropdown menu.

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class R, Class R1 and Class FI shares

You buy Class R, Class R1 and Class FI  shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents currently receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by Class FI shares serviced by them, up to 0.50% of the average daily net assets represented by Class R shares serviced by them and up to 1.00% of the average daily net assets represented by Class R1 shares serviced by them. The Board may authorize an annual distribution and/or services fee of up to 0.75% and 0.40% of the fund’s Class R and Class FI shares average net assets, respectively, without shareholder approval.

Class I shares

You buy Class I shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Class I shares are not subject to any distribution and/or service fees.

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of the same share class of another fund sold by the distributor
•	On shares representing reinvested distributions and dividends
•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in any other fund sold by the distributor  and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans
•	On certain distributions from a Retirement Plan
•	For Retirement Plans with omnibus accounts held on the books of the fund
•	For involuntary redemptions of small account balances
•	For 12 months following the death or disability of a shareholder

To have your contingent deferred sales charge waived, you or your Service Agent must let the fund know at the time you redeem shares that you qualify for such a waiver.

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent, Funds Investor Services or Institutional Shareholder Services, consult the SAI or visit the Legg Mason Funds’ website, http://www.leggmason.com/individualinvestors, select “Equity” and click on the name of the fund in the dropdown menu.

Retirement and institutional investors — eligible investors

Retirement plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. As used in this Prospectus, the term “Retirement Plans” does not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class C, Class R, Class R1, Class FI and Class I shares.

Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Class A  shares are no longer offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund, with limited exceptions. Class A shares will cease to be available to new Retirement Plan investors through a Service Agent if the Service Agent makes Class FI shares available. Class C shares will cease to be available to new Retirement Plan investors through a Service Agent if the Service Agent makes Class R1 shares available. Please see below for additional information.

Other retirement plans

Other Retirement Plan investors can generally invest in Class A and Class C shares. “Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the fund that are neither Institutional Investors nor investing through omnibus accounts. Individual retirement vehicles, such as IRAs, may also choose between these share classes. Other Retirement Plans and individual retirement vehicles are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

Clients of eligible financial intermediaries

Clients of Eligible Financial Intermediaries may invest in Class A, Class C, Class FI or Class I shares. “Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that offer their clients fund shares through investment programs authorized by LMIS. Such investment programs may include fee-based advisory account programs and college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

Institutional investors

Institutional Investors may invest in Class FI and Class I shares if they meet the $1,000,000 minimum initial investment requirement.  Institutional Investors may also invest in Class A and Class C shares, which have different investment minimums, fees and expenses. “Institutional Investors” generally include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities with direct relationships to the fund.

Class A  — retirement plans

Class A  shares are no longer offered through Service Agents to Retirement Plans with omnibus accounts held on the books of the fund, with limited exceptions.   Certain existing programs for current and prospective Retirement Plan investors sponsored by financial intermediaries remain eligible to purchase Class A shares. Under these programs, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

—	Such Retirement Plan’s record keeper offers only load-waived shares
—	Fund shares are held on the books of the fund through an omnibus account

—	The Retirement Plan has more than 100 participants or has total assets exceeding $1 million

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with the fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, LMIS may pay Service Agents commissions of up to 1.00% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C — retirement plans

Retirement Plans with omnibus accounts held on the books of the fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class R shares

Class R shares are offered only to Retirement Plans with accounts held on the books of the fund (either at the plan level or at the level of the financial intermediary).

Class R1 shares

Class R1 shares are offered only to Retirement Plans with accounts held on the books of the fund (either at the plan level or at the level of the financial intermediary).

Class FI shares

Class FI shares are offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement, Clients of Eligible Financial Intermediaries and Retirement Plans.

Class I shares

Class I shares are offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement, Clients of Eligible Financial Intermediaries, and other investors as authorized by LMIS. In addition, the following persons are eligible to purchase Class I shares of the fund: 1) current employees of the fund's manager and its affiliates; 2) current and former board members of investment companies managed by affiliates of Legg Mason; 3) current and former board members of Legg Mason; and 4) the immediate families of such persons. Immediate families are such person's spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50.

Certain waivers of these requirements for individuals associated with the fund, Legg Mason or its affiliates are discussed in the SAI.

Other considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

Buying shares

You can open an account by contacting your Service Agent. To open an account directly with the fund call the fund at 1-800-822-5544 or visit www.leggmason.com/individualinvestors for an account application.

Through Your Service Agent
Your Service Agent can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Service Agent may be subject to transaction fees or other purchase conditions as set by your Service Agent.  You should consult your Service Agent’s program literature for further information.

Directly With The Fund
Mail
Mail your check, payable to Legg Mason Funds, to the following address with either an Additional Purchase Form or a note indicating the fund and share class you want to buy and your account number.

Legg Mason Funds
P.O. Box 55214
Boston, MA  02205-8504

Telephone or Wire (Class A and Class C shares)
Call the fund at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account.  Wire transfers may be subject to a service charge by your bank.
The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Wire transfers (Class R, Class R1, Class FI and Class I shares)
Wire federal funds to State Street Bank and Trust Company, the fund’s custodian. Before wiring federal funds, you must first telephone Institutional Shareholder Services at 1-888-425-6432 to receive instructions for wire transfer. Please note that the following information will be required when calling: shareholder name; name of the person authorizing the transaction; account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.
The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Internet or TeleFund (Class A and Class C shares)	Visit www.leggmason.com/individualinvestors or call TeleFund, the automated telephone account management service, at 1-877-6-LMFUNDS (1-877-656-3863).
Contributions of Eligible Securities (Class R, Class R1, Class FI and Class I shares)
Shares may be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund.  Investors who wish to purchase fund shares through the contribution of securities should contact Institutional Shareholder Services at 1-888-425-6432 for instructions.

Investors should realize that at the time of contribution they may recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund’s adviser or the fund.

Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See “Share price” below.)

Future First® Systematic Investment Plan (Class A and Class C shares)
Contact the fund to enroll in Legg Mason’s Future First® Systematic Investment Plan.  This plan allows you to automatically invest a specific dollar amount at regular intervals.  The transfer agent will transfer money directly from your checking or savings account or another Legg Mason Fund to purchase fund shares.

Additional information about purchases

The fund must receive your purchase order in good order  before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. (Eastern time) to receive that day’s price. Orders received after the close of the NYSE will be processed at the fund’s net asset value as of the close of the NYSE on the next day the NYSE is open.  Orders received by your Service Agent before the close of regular trading on the NYSE, will be processed at the net asset value determined on the day the order was received by the Service Agent.  Certain Service Agents may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed.  If payment is not received by that time, your order is subject to cancellation and you and the Service Agent could be held liable for resulting fees or losses.  If you invest in the fund through a Service Agent, it is your Service Agent’s responsibility to transmit your order to the fund in a timely manner.  If you purchase shares directly from the fund, your payment must accompany your order.

The fund will not accept cash, money orders, traveler’s checks or credit card convenience checks.  Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover.  The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

When you purchase shares directly from the fund and have not identified a broker-dealer that has an agreement to distribute the fund, your order will be placed through LMIS, the fund’s distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the class of shares which you own. For more information regarding 12b-1 fees see “More on management–Distribution” above.

Any shares purchased or received as a distribution will be credited directly to the investor’s account.

The fund may be available for purchase by retirement or savings plans, including 401(k) plans, 457 plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the fund for execution.

The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

Account registration changes

Changes in registration or certain account options for accounts held directly with the fund must be made in writing. Medallion signature guarantees may be required. (See “Other things to know about transactions––Medallion signature guarantees” below.) All correspondence must include the account number and must be sent to:

Legg Mason Funds
P.O. Box 55214
Boston, Massachusetts 02205-8504

Exchanging shares

Generally	You may exchange shares of the fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business.
Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors
You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

— If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

— If you bought shares directly from the fund, contact Funds Investor Services at 1-800-822-5544 or Institutional Shareholder
   Services at 1-888-425-6432 to learn which funds are available to you for exchanges

— Not all funds offer all classes

— Some funds are offered only in a limited number of states. Your Service Agent, Funds Investor Services or Institutional
   Shareholder Services will provide information about the funds offered in your state

— Remember that an exchange is normally a taxable transaction unless you are investing through an IRA, 401(k) or other tax-
  advantaged account

— Always be sure to read the prospectus of the fund into which you are exchanging shares

Investment minimums, sales charges and other requirements
— In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange.  You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge, for example if you are exchanging shares you purchased in Western Asset Money Market Fund for Class A or Class C shares of a Legg Mason Fund

— Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

— You will generally be required to meet the minimum investment requirement for the class of shares of the fund into which your exchange is made (except in the case of systematic exchange plans)

— Your exchange will also be subject to any other requirements of the fund into which you are exchanging shares

By telephone
Contact your Service Agent or, if you hold shares directly with the fund, call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined.

Telephone exchanges may be made only between accounts that have identical registrations and may be made on any day the NYSE is open.
By mail	Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
Through a systematic exchange plan
You may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange.

All requirements for exchanging shares described above apply to these exchanges. In addition:

— Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

— Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services or consult the SAI.

Redeeming shares
Through Your Service Agent
Your Service Agent can redeem shares of the fund on your behalf.  Redemptions made through your Service Agent may be subject to transaction fees or other conditions as set by your Service Agent.  You should consult your Service Agent’s program literature for further information.

Directly With The Fund
Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file).  Wire transfers may be subject to a service charge by your bank.  For wire transfers, be sure that the fund has your bank account information on file.
All requests for redemption should indicate: 1) the number of shares or dollar amount to be redeemed and the investor’s account number; 2) the investor’s name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account; 3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact the fund for further details); and 4) the name, address, and account number to which the redemption payment should be sent.
Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.
Redemption requests may require a Medallion signature guarantee. (See “Other things to know about transactions – Medallion signature guarantees.”)

Telephone (Class A and Class C shares)
Call the fund at 1-800-822-5544 to request a redemption.  Please have the following information ready when you call:  the name of the fund, dollar amount (or number of shares) to be redeemed and  your account number.

Internet or TeleFund (Class A and Class C shares)	Redeem shares through the internet at www.leggmason.com/individualinvestors or through TeleFund at 1-877-6-LMFUNDS (1-877-656-3863).
Mail	Send a letter to the fund requesting redemption of your shares to: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
The letter should be signed by each owner of the account exactly as the account is registered.
Fax (Class R, Class R1, Class FI and Class I shares)	Fax a request for redemption to the fund at 1-816-218-0462.

Additional information about redemptions

The fund must receive your redemption order in good order before the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time) to receive that day’s price.  However, orders received by your Service Agent by the close of regular trading on the NYSE, will be effected at the net asset value determined on the day the order was received by your Service Agent.  If you hold your shares through a Service Agent, it is your Service Agent’s responsibility to transmit your order to the fund in a timely manner.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions.  Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive securities that are difficult to sell.

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

—	Name of the fund
—	Your account number
—	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought
—	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)
—	Dollar amount or number of shares being bought, exchanged or redeemed plus any applicable service charge
—	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with the distributor or its affiliates.

The fund generally will not permit non-resident aliens with a non-U.S. address to establish an account. U.S. citizens with an APO/FPO address or an address in the United States (including its territories) and resident aliens with a U.S. address are permitted to establish an account with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.  Existing non-U.S. investors in the fund will not be permitted to establish new accounts to purchase fund shares, but will continue to be able to purchase shares in the fund through their existing accounts.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone.  In that case, shareholders should consider using the fund’s other exchange and redemption procedures described above under “Exchanging shares” and “Redeeming shares.”

The transfer agent, Funds Investor Services or Institutional Shareholder Services will employ reasonable procedures to confirm that any telephone, electronic or other exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, employing identification numbers, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

—	Suspend the offering of shares permanently or for a period of time
—	Waive or change minimum initial and additional investment amounts
—	Reject any purchase or exchange order
—	Change, revoke or suspend the exchange privilege
—	Suspend telephone transactions
—	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC
—
Redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class);

—
Delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended.

Medallion signature guarantees

To be in good order, your redemption request must include a Medallion signature guarantee if you:

—	Are redeeming shares with a value over $50,000
—	Are sending signed stock powers to the transfer agent
—	Instruct the transfer agent to mail the check to an address different from the one on your account registration
—	Changed your account registration or your address within 30 days
—	Want the check paid to someone other than the account owner(s)
—	Are transferring the redemption proceeds to an account with a different registration

A Medallion signature guarantee may also be required if you:

—	Are making changes to the account registration after the account has been opened; and
—	Are transferring shares to an account in another Legg Mason Fund with a different account registration

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"), but not from a notary public. The fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/mandatory redemptions

If at any time the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your fund or your Service Agent, as applicable. In such case, you will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase. The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Frequent trading of fund shares

Frequent trading in the fund’s shares increases the fund’s administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the fund’s portfolio and increase the fund’s costs associated with trading the fund’s portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the fund’s other shareholders. The fund therefore discourages frequent purchases and redemptions by shareholders.

The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the Board has determined that the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets.

Under the fund’s frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy currently provides that the fund will use its best efforts to restrict a shareholder’s trading privileges in the fund if that shareholder has engaged in one or more “Round Trips” (defined below). The restriction on the number of Round Trips may change from time to time by amendment of the frequent trading policy. The fund may determine to restrict a shareholder from making additional purchases prior to engaging in one Round Trip. However, the fund has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading and the amount of trading. Additionally, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into the fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of fund shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the fund’s frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary (retirement plan administrators, securities broker/dealers and mutual fund marketplaces) maintaining such account. The fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading. Shareholders who own shares of the fund through financial intermediaries should examine any disclosures provided by the intermediaries to determine what restrictions apply to the shareholders.

Although the fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless, under certain circumstances, be entitled to vote your shares.

Confirmations and account statements
You will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the fund’s transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

Systematic withdrawal plan

Class A and Class C shareholders who are purchasing or already own shares of the fund with a net asset value of $5,000 or more may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50 (prior to the deduction of any contingent deferred sales charge).  Certain Class I and Class FI shareholders with an initial net asset value of $1,000,000 or more may also be eligible to make systematic withdrawals from the fund. These shareholders should contact the fund at 1-888-425-6432 to determine their account’s eligibility. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.

Mailing of shareholder communications

If two or more members of your household are shareholders in any fund distributed by LMIS, you may elect to have all account communications for those funds combined in one convenient mailing by contacting the fund according to the instructions below.  If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund per the instructions below.

Class A and Class C Shareholders	Call 1-800-822-5544 or write to Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.
Class R, Class R1, Class FI and Class I Shareholders	Call 1-888-425-6432 or write to Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Dividends, distributions and taxes

Dividends and distributions

The fund declares and pays dividends from any net investment income annually.

Contact your Service Agent to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the fund, the following conditions apply:

—
your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash (you do not pay a sales charge on reinvested distributions or dividends).

—
Class A and Class C shareholders who have a minimum account balance of $10,000 may request that their dividends and/or other distributions be invested in Class A and Class C shares, respectively, of another eligible Legg Mason Fund or Western Asset Money Market Fund, provided these funds are available for sale in your state (you do not pay a sales charge on reinvested distributions or dividends).

—	to change your election, you must notify the fund at least ten days before the next distribution is to be paid.
—
if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares.  No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in the fund through an IRA, 401(k) or other tax-advantaged account.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gain(s) may be necessary in some years to avoid imposition of a federal excise tax.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from the fund’s investment company taxable income (which includes net investment income the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the part of the dividends that is “qualified dividend income” (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which the fund satisfies certain holding period and other restrictions), if any, is subject to a maximum federal income tax rate of 15% (through December 31, 2010) for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of the fund’s net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders through December 31, 2010), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund’s dividend and interest income on, and gains it realizes from disposition of, foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.  Any capital gain an individual shareholder recognizes on a redemption or exchange through 2010 of his or her fund shares that have been held for more than one year will generally qualify for the 15% maximum federal income tax rate.

As required by law, the fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold 28% of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Share price
You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

The fund calculates its net asset value every day the NYSE is open. The fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time).  If the NYSE closes at another time, the fund will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Valuation of the fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the Board.  Under the procedures, assets are valued as follows:

—
Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

—
The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

—
The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 2:00 p.m. (Eastern time). The fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the fund does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

—
If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount as determined by the manager in good faith, that the fund might reasonably expect to receive upon a current sale of the security. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Many factors may influence the price at which the fund could sell any particular portfolio investment.  The sales price may well differ--higher or lower--from the fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

Financial highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the past five years or, for Class A and Class R, since inception of the Class.  Prior to February 1, 2009, Class C shares were known as Primary Class shares.  Prior to October 5, 2009, Class FI and Class I shares were known as Financial Intermediary Class and Institutional Class shares, respectively. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. Except where indicated, this information has been audited by the fund's independent registered public accounting firm, [_______], whose report, along with the fund's financial statements, is incorporated by reference into the fund’s SAI (see back cover) and is included in the fund’s annual report.  The fund’s annual report is available upon request by calling toll-free 1-800-822-5544 for holders of Class A and Class C shares or 1-888-425-6432 for holders of Class R, Class  R1, Class FI and Class I shares.  Class R1 of the fund has not begun operations as of the date of this Prospectus and therefore has no financial highlights to report.

PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.  From time to time, we may collect a variety of personal information about you, including:

—	Information we receive from you on applications and forms, via the telephone, and through our websites;
—	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and
—	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus.]

Legg Mason Capital Management Opportunity Trust

You may visit the fund’s website at http://www.leggmason.com/individualinvestors for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 , or by writing to the fund at 100 International Drive, Baltimore, Maryland 21202.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act
file no. 811-9613)
LMF-077  05/10

LEGG MASON INVESTMENT TRUST, INC.

Legg Mason Capital Management Opportunity Trust

Class A Shares, Class C Shares, Class R Shares, Class R1 Shares,
Class FI Shares and Class I Shares

Class	Ticker Symbol
A	LGOAX
C	LMOPX
R	LMORX
R1
FI	LMOFX
I	LMNOX

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the fund’s Prospectus dated April 30, 2010, which has been filed with the U.S. Securities and Exchange Commission ("SEC"). The fund’s financial statements, notes thereto and the report of its independent registered public accounting firm are incorporated by reference from the fund’s annual report to shareholders into (and are therefore legally part of) this SAI. A copy of the Prospectus or the annual report may be obtained without charge from the fund’s distributor, Legg Mason Investor Services, LLC (“LMIS”), by calling 1-800-822-5544 (Class A and Class C shares) or 1-888-425-6432 (Class R, Class R1, Class FI and Class I shares).

Legg Mason Investor Services, LLC

55 Water Street
New York, New York 10041
1-800-822-5544

TABLE OF CONTENTS
Page

DESCRIPTION OF THE FUND	1
FUND POLICIES	1
INVESTMENT STRATEGIES AND RISKS	3
ADDITIONAL RISK DISCLOSURE	21
ADDITIONAL TAX INFORMATION	23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	27
VALUATION OF FUND SHARES	34
TAX-DEFERRED QUALIFIED PLANS –CLASS A AND CLASS C SHARES	37
MANAGEMENT OF THE FUND	38
THE FUND'S INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR	47
PORTFOLIO TRANSACTIONS AND BROKERAGE	51
THE FUND'S DISTRIBUTOR	52
CAPITAL STOCK INFORMATION	54
THE FUND’S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT	55
THE FUND'S LEGAL COUNSEL	55
THE FUND’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55
FINANCIAL STATEMENTS	55
RATINGS OF SECURITIES	A-1
PROXY VOTING POLICIES	B-1

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

DESCRIPTION OF THE FUND

Legg Mason Investment Trust, Inc. (“Corporation”) is an open-end management investment company established as a Maryland corporation on October 8, 1999. Legg Mason Capital Management Opportunity Trust (“Opportunity Trust” or the “fund”) is a non-diversified series of the Corporation.  Effective October 5, 2009, the Board of Directors of the Corporation (the “Board”) changed the fund’s name from Legg Mason Opportunity Trust to Legg Mason Capital Management Opportunity Trust.

FUND POLICIES

The following information supplements the information concerning the fund’s investment objective, policies and limitations found in the Prospectus.

The fund’s investment objective is to seek long-term growth of capital. This investment objective is non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1.
Borrowing:  The fund may not borrow money, except (1) in an amount not exceeding 33 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2.
Underwriting:  The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.
Loans:  The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.	Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5.
Real Estate:  The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.
Commodities:  The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7.
Concentration:  The fund may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits the fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. The fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of the fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Although not a part of the fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

The foregoing fundamental investment limitations may be changed only by “the vote of a majority of the outstanding voting securities” of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Unless otherwise stated, the fund’s investment policies and limitations are non-fundamental and may be changed by the Board without shareholder approval.  The following are some of the non-fundamental investment limitations that the fund currently observes:

1.
Borrowing:  The fund may not borrow money for investment purposes except from banks in an amount not exceeding 10% of the fund’s net assets. The fund may not borrow money from a non-bank except for temporary borrowings, including borrowings to facilitate shareholder redemptions, in an amount not exceeding 5% of the fund’s total assets. Temporary borrowings are not considered to be for investment purposes and are not subject to the fund’s 10% limitation. Compliance with these percentage limits is measured as of the time of the borrowing.

2.	Illiquid Securities: The fund may not invest more than 15% of its net assets in illiquid securities.

3.
Short Sales:  The fund may not make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the fund’s net assets would be (a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts. Short sales “against the box” are not subject to this limitation.

4.
Margin Purchases:  The fund may not buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with the use of futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; nothing in this limitation is intended to limit the extent to which the fund may utilize bank borrowings for investment purposes.

5.
Investment Companies: The fund has adopted a non-fundamental investment policy prohibiting it from investing in other registered open-end investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act.  The foregoing investment policy does not restrict the fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets; or (ii) purchasing the securities of registered closed-end investment companies, to the extent permissible under Section 12(d)(1)(G) of the 1940 Act.

The fund is non-diversified; however, the fund intends to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), which requires that the fund, among other things, (1) invest no more than 25% of the value of its total assets in securities of any one issuer, and (2) invest at least 50% of the value of its total assets so that (a) no more than 5% of that value is invested in the securities of any one issuer and (b) the fund does not hold more than 10% of the outstanding voting securities of any one issuer. These limits do not apply to cash and cash items, U.S. Government securities or securities of other RICs.  These requirements must be satisfied at the close of each quarter of the fund’s taxable year.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the relevant parameters will not be considered to be outside the limitation.  An investment will be deemed to have been made at the time the fund enters into a binding commitment to complete the investment.  The fund will monitor the level of borrowing in its portfolio and will make necessary adjustments to maintain the required asset coverage.  If, due to subsequent fluctuations in value or any other reasons, the value of the fund’s illiquid securities exceeds the percentage limitation applicable at the time of acquisition, the fund will consider what actions, if any, are necessary to maintain adequate liquidity.

INVESTMENT STRATEGIES AND RISKS

The fund may employ several investment strategies, including the following:

Illiquid Investments and Restricted Securities

The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that cannot be sold or otherwise disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments may include repurchase agreements with terms of greater than seven days, restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Board and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A under the 1933 Act. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the Board, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

The assets used as cover for OTC options written by the fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities

The fund may utilize various investment techniques that may give rise to an obligation of the fund to make a future payment. The SEC has stated it would not raise senior security concerns with regard to certain such investments, provided the fund complies with SEC guidance regarding segregation of assets or cover for these investment techniques. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions and repurchase agreements.

Exposure to Foreign Markets

The fund may invest in the securities of foreign issuers, foreign currencies, and securities of U.S. issuers with substantial foreign operations (collectively, “foreign investments”). Foreign investments present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended investments due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since the fund may invest in securities denominated in currencies other than the U.S. dollar and since the fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

In addition to purchasing foreign securities, the fund may invest in American Depositary Shares and American Depositary Receipts (collectively, “ADRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. For purposes of the fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and other similar instruments, which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Foreign Currency Transactions

As noted above, the fund may buy and sell, including sell short, currency on a spot basis and enter into forward currency contracts. The fund may also purchase and sell currency futures, purchase and write currency options, and enter into currency swap agreements. The fund may utilize these techniques to attempt to increase the fund’s return or to attempt to hedge its investments. The fund’s adviser may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.

Debt Securities

The fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

The prices of debt securities fluctuate in response to perceptions of the issuer’s creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity, the greater are such variations. Lower-rated debt securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates.

Generally, debt securities rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or below Baa by Moody’s Investors Service, Inc. ("Moody's"), and unrated securities of comparable quality, are considered below investment grade but offer a higher current yield than that provided by higher grade issues, but also involve higher risks.  Debt securities rated C by Moody’s and S&P are bonds on which no interest is being paid and that can be regarded as having extremely poor prospects of ever attaining any real investment standing.  Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for issuers of higher grade debt securities.  However, debt securities, regardless of their ratings, generally have a higher priority in the issuer’s capital structure than do equity securities.  The ratings of S&P and Moody’s represent the opinions of those agencies.  Such ratings are relative and subjective, and are not absolute standards of quality.  Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.  A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A.

In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating.

There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer’s obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the fund’s adviser to determine, to the extent possible, that the planned investment is sound.

If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.  If one rating agency has rated a security A or better and another agency has rated it below A, the fund’s adviser may rely on the higher rating in determining to purchase or retain the security.  Bonds rated A may be given a “+” or “-“ by a rating agency.  Bonds denominated A, A+ or A- are considered to be included in the rating A.

When-Issued Securities

The fund may enter into commitments to purchase securities on a when-issued basis.  When the fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the fund does not have to pay for the obligations until they are delivered to it, and no interest accrues to the fund until they are delivered. This is normally seven to 15 days later, but could be longer. Use of this practice could have a leveraging effect on the fund.

When the fund commits to purchase a when-issued security, it will segregate cash or appropriate liquid securities, in an amount at least equal in value to the fund's commitments to purchase when-issued securities.

The fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Preferred Stock

The fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities

The fund may invest in convertible securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt.  Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock.  The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion or exchange value. If a convertible security held by the fund is called for redemption, the fund will be required to (1) permit the issuer to redeem the security (2) convert it into the underlying common stock or (3) sell it to a third party.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser.  Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated “Ba” as having “speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.”

Stripped Securities

The fund may invest in stripped securities.  Stripped securities are created by separating bonds into their principal and interest components (commonly referred to as “IOs” and “POs”) and selling each piece separately.  Stripped securities are more volatile than other fixed-income securities in their response to changes in market interest rates.  The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

Zero Coupon Bonds

The fund may invest in zero coupon bonds.  Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because the fund is required to distribute substantially all of its income each year, including income accrued on zero coupon bonds, the fund may have to sell other holdings to raise cash necessary to make the distribution. Because issuers of zero coupon bonds do not make periodic interest payments, the prices of those bonds can be very volatile when market interest rates change.

Securities of Other Investment Companies

The fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies.  An investment in an investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in the securities of other investment companies involves certain other risks, costs, and expenses for the fund.  If the fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund.  In addition, the fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the net asset value (“NAV”) of the issuer’s portfolio securities.

The fund may also invest in the securities of private investment companies, including “hedge funds” and “private equity funds.” As with investments in other investment companies, if the fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company.  These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund.  In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority.  Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject.  There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund’s investment in these companies typically will have to be determined under policies approved by the Board.

The 1940 Act provides that the fund may not purchase or otherwise acquire the securities of other “registered investment companies” (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets.  Certain exceptions may be available from these limits such as when the fund invests in certain exchange-traded funds or money market funds.

The fund will invest in the securities of other investment companies, including private investment companies, when, in the adviser’s judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

As a non-fundamental policy, the fund will not rely on the exemptions contained in sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act to invest in the shares of other investment companies in excess of the limits contained in section 12(d)(1)(A) of the 1940 Act.

Securities of Exchange-Traded Funds (“ETFs”)

The fund may invest in the securities of ETFs. ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”).  The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based sector or international index, or to provide exposure to a particular industry sector or asset class.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and the fund will generally gain or lose value depending on the performance of the Underlying Assets.  In the future, as new products become available, the fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs.  Gains or losses on the fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF.  An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to the fund’s ability to purchase securities issued by other investment companies will apply.

Real Estate Investment Trusts (“REITs”)

REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Code, a REIT is not taxed on net income and gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

While the fund will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts, or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of net income and gains under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the fund invests may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

It is not uncommon for REITs, after the end of their taxable years, to change the characterization of the net income and gains they have distributed during the preceding year.  If this happens, the fund could be required to issue revised notices to its shareholders changing the character of the fund's distributions.

Short Sales

The fund may sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in the hope of purchasing the same security at a later date at a lower price. There can be no assurance that the fund will be able to close out a short position (i.e., purchase the same security) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the fund must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the security, on behalf of the fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the fund delivers to such broker-dealer the security sold short. In addition, the fund is required to pay to the broker-dealer the amount of any dividends or interest paid on shares sold short.

The fund must segregate an amount of cash or liquid securities with its custodian equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale).  To the extent that the liquid securities segregated by its custodian or deposited as collateral with the broker are subject to gains or loss, while the securities sold short are also being subject to the possibility of gain or loss, leverage is created.  The liquid securities utilized by the fund in this respect will normally be primarily composed of equity portfolio securities that are subject to gains or losses and, accordingly, when the fund executes short sales leverage will normally be created.

The fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the fund receives the proceeds of the sale. The fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

The fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund purchases a security to replace the borrowed security. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

There is also a risk that a borrowed security will need to be returned to the broker-dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

The fund’s ability to engage in short sales may be impaired by temporary prohibitions on short selling that may be imposed by domestic and/or foreign government regulators.

The fund may also make short sales “against the box,” meaning that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Short sales “against the box” result in a “constructive sale” and require the fund to recognize any gain unless an exception to the constructive sale rule applies.

Short sales may afford the fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the fund’s short positions remain open. The fund believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that it will be able to enter into such arrangements to the desired degree.

Financial Instruments

GENERAL. The fund may invest in certain options, including but not limited to long-term equity options, sometimes referred to as LEAPS (long-term equity anticipation securities); futures contracts (sometimes referred to as “futures”); options on futures contracts; forward currency contracts; swaps; caps; floors; collars; indexed securities; and other derivative instruments (collectively, “Financial Instruments”) to attempt to increase the fund’s return, as a substitute for investing directly in a security or other asset, or to attempt to hedge its investments. The fund’s adviser may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.  Because of the leverage that may be provided to the fund, investments in Financial Instruments may be more volatile than a direct investment in the underlying security or other asset.

Generally, the fund may purchase and sell any type of Financial Instrument in an attempt to achieve the fund’s investment objective.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the fund’s ability to use Financial Instruments may be limited by tax considerations. See “Additional Tax Information.”

The fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the fund, from registration as a “commodity pool operator” with respect to the fund under the Commodity Exchange Act, and therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus and/or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

FINANCIAL INSTRUMENTS AND HEDGING.  The fund may use Financial Instruments for hedging purposes.  Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund’s portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.

The fund may also invest in Financial Instruments that relate to indices in an attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may also be used to hedge either individual securities or broad debt market sectors.  The fund’s adviser may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund’s portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon the adviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to increase return or reduce risk.

(2)           When Financial Instruments are used for hedging purposes, there might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.

Because there are a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match the fund’s current or anticipated investments exactly. The fund may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the Financial Instruments will not track the performance of the fund’s other investments.

Prices of Financial Instruments can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund’s investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the securities markets, from structural differences in how Financial Instruments and securities are traded or from the imposition of the daily price fluctuation limits or trading halts. The fund may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund’s positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)           If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4)           As described below, the fund might be required to maintain segregated assets as “cover” or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5)           The fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

COVER. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts, or forward contracts or (2) cash and liquid assets held in a segregated account, or designated on the fund’s books as segregated for this purpose, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund’s assets for cover or segregation could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

OPTIONS.  The fund may invest in options to attempt to increase its return, as a substitute for investing directly in a security, or to attempt to hedge its investments.

Purchasing Put and Call Options.  By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the purchaser pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indices of securities prices, currencies and futures contracts.  The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option.  If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price.  A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially.  However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall or fail to rise.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

A type of put that the fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to the fund.  An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms.  This right is provided as an inducement to purchase the security.

Writing Put and Call Options.  The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it.  The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price.  If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the put option is outstanding, regardless of price changes.  When writing an option on a futures contract, the fund will be required to make margin payments as more fully described below under the heading “FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.” If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

In return for the receipt of the premium, the writer of a call option assumes the obligation to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium, a call writer mitigates the effects of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in the fund’s NAV being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

The fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing transaction for a covered call option written by the fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  Assets used as cover for OTC options may be considered illiquid as described under “Illiquid Investments and Restricted Securities.”

Generally, OTC foreign currency options used by the fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The fund may invest in futures contracts and options on futures contracts to attempt to increase its return or to attempt to hedge its investments.

In addition, futures strategies can be used to manage the average duration of the fund’s fixed-income portfolio. If the adviser wishes to shorten the average duration of the fund’s fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of the fund’s fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the fund’s obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain segregated cash or securities.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The fund may invest in index futures to attempt to increase its return or to attempt to hedge its investments.  When index futures are used for hedging purposes, the risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the fund’s portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY INVESTMENTS -- SPECIAL CONSIDERATIONS. The fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward currency contracts and swap agreements, as described below, to attempt to increase the fund’s return or to attempt to hedge against movements in the values of the foreign currencies in which the fund’s securities are denominated.

Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes. The fund may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.

The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The success of foreign currency investing depends on the adviser’s skill in analyzing and predicting currency values.  Currency investing may substantially change the fund’s exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates.  There is no assurance that currency investments will be advantageous to the fund or that, when these investments are used as a hedge, the hedge will be implemented at an appropriate time.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term investment strategy is highly uncertain.

Forward Currency Contracts. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The fund may use forward currency contracts to attempt to increase the fund’s return. The fund could use forward currency contracts to increase its exposure (long or short) to foreign currencies that the adviser believes might rise or fall in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The fund may use forward currency contracts as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts.

The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

TURNOVER. The fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate.

Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The fund may enter into swaps, caps, floors and collars to attempt to increase the fund’s return, to attempt to preserve a return or a spread on a particular investment or portion of its portfolio, or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price and yield because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which the fund enters into swaps, caps, floors, or collars will be monitored by the adviser. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.  Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness.  If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of the fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the fund’s custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund’s borrowing or the restriction on senior securities. See “Illiquid Investments and Restricted Securities.”

INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators.  Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic.  Indexed securities do not include mutual funds, exchange-traded funds, or other pooled investment vehicles that make investments designed to track the performance of a particular market index or other indicator.  The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates.  The value of some indexed securities varies according to a multiple of the underlying securities, and so will be more volatile than the underlying investments and may have a leverage like effect on the fund. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.  The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (also known as “Treasury Inflation-Indexed Securities”).

The fund will purchase indexed securities only of issuers that its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held.  The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of the fund's investment allocations, depending on the individual characteristics of the securities.

Credit Default Swaps.  The fund may enter into credit default swap contracts for investment purposes and to add leverage to its investment portfolio. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to investment exposure on the swap.    Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the fund’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

Securities Lending

The fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund’s custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements.  The fund presently does not engage in securities lending.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by its adviser to present minimal risk of default during the term of the agreement.

Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund’s adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for the fund by a custodian bank or an approved securities depository or book-entry system.

Leverage

The fund may employ “leverage” by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest and other costs of borrowing, the NAV of the fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost on borrowings, or if there are losses, the NAV of the fund’s shares will decrease faster than would otherwise be the case.  To reduce its borrowing, the fund might be required to sell securities at a disadvantageous time. The fund will incur interest expense on any money borrowed, and the fund may therefore have little or no investment income during periods of substantial borrowings.  The fund will leverage its assets when, in the adviser’s judgment, the potential benefits of the borrowing outweigh the risk and expense of the borrowing.

Recent Market Events

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected.  It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may also negatively affect many issuers worldwide.  Illiquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples.  It may also result in issuers having more difficulty obtaining financing and ultimately a decline in their stock prices.  These events and the potential for continuing market turbulence may have an adverse effect on the fund.

The U.S. federal government and certain foreign governments have made an effort to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and has established programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration or magnitude of these market events.

ADDITIONAL RISK DISCLOSURE

Investments by Affiliated Funds of Funds in the Fund

Certain investment companies which are affiliated with the fund because they are managed by an investment advisory affiliate of the fund’s investment manager may invest in the fund.  These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, the fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds invested in the fund. In the event of such redemptions or investments, the fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of the rebalancing trades could adversely affect the fund’s performance. Redemptions of fund shares due to rebalancings could also accelerate the realization of taxable capital gains in the fund and might increase brokerage and/or other transaction costs.

The fund’s investment manager, LMM LLC (“LMM” or the “manager”), and investment adviser, Legg Mason Capital Management, Inc. (“LMCM” or the “adviser”), may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds.  For example, the manager and adviser may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption to the fund) than would be permitted for an unaffiliated investor. The manager and the adviser have committed to the Board that they will resolve any potential conflict in the best interests of the shareholders of the fund in accordance with the manager’s and adviser’s fiduciary duty to the fund. As necessary, the manager and the adviser will take such actions as they deem appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in the fund by 529 plans.

ADDITIONAL TAX INFORMATION

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

To continue to qualify for treatment as a RIC under the Code, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies, or net income derived from an interest in a “qualified publicly traded partnership” ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except that, for individual shareholders, the part of those dividends that is “qualified dividend income” (as described in the Prospectus) is taxable as net capital gain, at a maximum federal income tax rate of 15%) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

On December 31, 2009, the unused capital loss carryforwards for the fund was as follows $__________.  For federal income tax purposes, these amounts are available to be applied against future capital gains, if any, that are realized prior to the expiration of the applicable carryforwards.  Of these capital loss carryforwards $______ expire in 2016 and $________ expire in 2017.

Dividends and Other Distributions and Redemption of Shares

Dividends and other distributions the fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Dividends from the fund’s investment company taxable income, whether received in cash or additional fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits.  A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for (1) the 15% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive in taxable years beginning before January 1, 2011 and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the dividends-received deduction.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Capital gain distributions the fund makes that are attributable to any net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption before that date of his or her fund shares held for more than one year will qualify for that maximum rate.  Furthermore, if shares of the fund are purchased within 30 days before or after a redemption of shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of any newly purchased shares.

Foreign Taxes

Dividends and interest the fund receives, and gains it realizes, from foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Passive Foreign Investment Companies

The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to individuals’ “qualified dividend income.”

If the fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The fund may elect to “mark-to-market” its stock in any PFIC and, in such event, would be required to distribute to its shareholders any such mark-to-market gain in accordance with the Distribution Requirement.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Short Sales

In general, gain or loss on a short sale is recognized when the fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the fund’s hands. Except with respect to certain situations where the property used by the fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains, which is taxed as ordinary income when distributed to shareholders. These rules may also terminate the running of the holding period of “substantially identical property” held by the fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the fund for more than one year. Dividends received by the fund on borrowed stock will generally not be treated as qualified dividend income. In general, the fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Options, Futures, Forward Currency Contracts and Foreign Currencies

The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which it has made a “mixed straddle” election, must be "marked-to-market" (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on those deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which the fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other

If the fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First® Systematic Investment Plan

The Future First® Systematic Investment Plan (“Future First”) is available to those Class A and Class C shareholders who own shares directly with the fund. You should contact your financial adviser to determine if it offers similar services.

If you invest in Class A or Class C shares, the Prospectus explains that you may buy additional shares through Future First. Under this plan you may arrange for automatic monthly investments in Class A or Class C shares of $50 or more by authorizing Boston Financial Data Services (“BFDS”), the fund’s transfer agent, to transfer funds each month from your checking/savings account or another Legg Mason Fund to be used to buy additional shares.  The fund will send you an account statement quarterly unless you request monthly statements. The transfer will also be reflected on your regular checking or savings account statement. You may terminate Future First at any time without charge or penalty.

Sales Charge Alternatives

The following Classes of shares are available for purchase. See the Prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which Class of shares to purchase.

Class A Shares.    Class A shares are sold to investors at the public offering price, which is the NAV plus an initial sales charge, as described in the Prospectus.

Financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund (“Financial Advisers”) may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of the fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of the fund made at one time by any “person,” which includes an individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

Purchases of Class A shares of $1,000,000 or more will be made at NAV without any initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C Shares.    Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge payable upon certain redemptions. See “Contingent Deferred Sales Charge Provisions” below.

Class R, Class R1, Class FI and Class I Shares.     Class R, Class R1, Class FI and Class I shares are sold at NAV with no initial sales charge on purchases and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers.    Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

(a)  sales to (i) current and retired board members of Legg Mason, Inc., (ii) current and retired members of the Board, (iii) current employees of Legg Mason, Inc., and its subsidiaries, as well as (iv) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21) and (v) pension, profit-sharing or other benefit plans for the benefit of such persons;

(b)  sales to any employees of Financial Advisers or persons otherwise having an arrangement with any such Financial Adviser with respect to sales of fund shares, and the immediate families of such persons or a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c)  offers or sales of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d)  purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund distributed by LMIS that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e)  purchases by certain separate accounts used to fund unregistered variable annuity contracts; and

(f)  purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by (affiliated and non-affiliated) broker/dealers and other financial institutions that have entered into agreements with LMIS.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

Accumulation Privilege—Please see the Prospectus for information regarding accumulation privileges.

Letters of Intent—These help you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of funds distributed by LMIS over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of seven Asset Level Goal amounts, as follows:

(1) $25,000	(5) $500,000
(2) $50,000	(6) $750,000
(3) $100,000	(7) $1,000,000
(4) $250,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the funds distributed by LMIS.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and other distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Asset Level Goal, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if any shares, including Class A shares, are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter of Intent.

Eligible Fund Purchases.    Generally, shares of any fund distributed by LMIS may be credited towards your Asset Level Goal.  Shares of money market funds distributed by LMIS acquired by exchange from other funds offered with a sales charge may be credited toward your Asset Level Goal.

Eligible Accounts.    Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements of any relevant accounts, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases.    You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

Increasing the Amount of the Letter.    You may at any time increase your Asset Level Goal. You must however contact your Financial Adviser, or if you purchase your shares directly through the fund, contact the fund prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then current offering price for the difference between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter of Intent and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

Sales and Exchanges.    Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your Asset Level Goal will no longer count towards meeting your Goal. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter of Intent. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with the  Prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of Letter.    You may cancel a Letter of Intent by notifying your Financial Adviser in writing, or if you purchase your shares directly through the fund, by notifying the fund in writing. The Letter of Intent will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares.    Shares equal in value to five percent (5%) of your Asset Level Goal as of the date of your Letter of Intent (or the date of any increase in the amount of the Letter of Intent) is accepted, will be held in escrow during the term of your Letter of Intent. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gain distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal.    If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal or you elect to liquidate all of your holdings or otherwise cancel the Letter of Intent before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and; (b) the sales charge that would have applied if you had not entered into the Letter of Intent. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Financial Adviser, or if you purchase your shares directly through the fund, the fund, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Shareholders purchasing shares at a reduced sales charge under a Letter of Intent indicate their acceptance of these terms and those in the Prospectus with their first purchase.

Contingent Deferred Sales Charge Provisions

The “Contingent Deferred Sales Charge Shares” are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable contingent deferred sales charge will be assessed at 1.00% of the NAV at the time of purchase or redemption, whichever is less.

Contingent Deferred Sales Charge Shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that Contingent Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other funds distributed by LMIS. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the redemption. LMIS receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence per month, up to a maximum of 12.00% in one year (see “Automatic Cash  Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or individual retirement accounts (“IRAs”) commencing on or after attainment of age 70 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free return of an excess contribution to any retirement plan; and (h) certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager.

The contingent deferred sales charge is waived on new Class C shares purchased by retirement plan omnibus accounts held on the books of the fund.

A shareholder who has redeemed shares from other funds distributed by LMIS may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in a fund distributed by LMIS and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

To have a contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver.  Contingent deferred sales charge waivers will be granted subject to confirmation by LMIS or the transfer agent of the shareholder’s status or holdings, as the case may be.

Determination of Public Offering Price

The fund offers its shares on a continuous basis. The public offering price for a Class A, Class C, Class R, Class R1, Class FI and Class I share of the fund is equal to the NAV per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. A contingent deferred sales charge, however, is imposed on certain redemptions of Class A and Class C shares.

Set forth below is an example of the method of computing the offering price of Class A shares of the fund based on the NAV of a share of the fund as of December 31, 2009.

Class A (based on an NAV of $9.52 and a maximum initial sales charge of 5.75%) ......	$10.10

MOVING BETWEEN SHARE CLASSES

If you wish to “move” your investment between share classes (within the same fund or between different funds), the fund generally will process your request as a sale of the shares you currently hold for a purchase of shares in the new class or fund.  Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A shares – If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.  You may be entitled to reduced Class A sales charges based on the size of your investment.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares.  Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

Moving between other share classes – If you desire to move your investment between share classes and the particular scenario is not described in this SAI, please contact the fund at 1-800-822-5544 (Class A and Class C) or  1-888-425-6432 (Class R, Class R1, Class FI and Class I) for more information.

Non-taxable transactions – An exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-taxable exchange.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the fund, excluding those shares held in IRAs or Coverdell education savings accounts (“Coverdell ESAs”).  You should contact your Financial Adviser to determine if it offers a similar service.

Class A and Class C Shareholders

Class A and Class C shareholders having an account with a NAV of $10,000 or more ($5,000 or more for Retirement Accounts) may elect to make withdrawals of a minimum of $50 on a monthly basis.  There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan:  (1) Check mailed by the fund’s transfer agent – fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account – redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days.  You may change the monthly amount to be paid to you without charge by notifying the fund.  You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting the fund.  The fund, its transfer agent, and LMIS reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.  See “Waivers of Contingent Deferred Sales Charge,” above, for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

Class FI and Class I Shareholders

Certain shareholders of the fund’s Class FI or Class I shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan.  Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account – redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days.  Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan.  You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Investor Services – Institutional.  The fund, its transfer agent, and Legg Mason Investor Services – Institutional also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the NAV per share determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor, less any applicable contingent deferred sales charge.  If the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the close of regular trading on the Exchange on the next day the Exchange is open, less any applicable contingent deferred sales charge.  If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the previous day the Exchange was open, less any applicable contingent deferred sales charge.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. A payment is taxable to the extent that the total amount of the payment exceeds the tax basis in the shares deemed sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's worth of scheduled withdrawals. In addition, shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under Future First.

Other Information Regarding Redemptions

The fund reserves the right to modify or terminate telephonic, electronic or other redemption services described in the Prospectus and this SAI at any time.

The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its NAV not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined after the suspension is lifted.

Clients of certain financial intermediaries that maintain omnibus accounts with the fund’s transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the fund’s distributor for account servicing and may receive payments from their clients for other services performed. Investors may be able to purchase shares from LMIS without receiving or paying for such other services.

Redemption In-Kind

The fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's NAV per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations.  If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund’s shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the shareholder receiving the securities (though the fund generally would not be required to recognize gain therefrom for tax purposes). Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Shares Purchased and Redeemed Through Another Securities Dealer or Other Financial Intermediary

The fund has authorized one or more financial services institutions to receive on its behalf purchase and redemption orders. Such financial services institutions are authorized to designate plan administrator intermediaries to receive purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when an authorized financial services institution or, if applicable, a financial services institution’s authorized designee, receives the order. Orders will be priced at the fund’s NAV next computed after they are received by an authorized trust company or the financial services institution’s authorized designee and accepted by the fund.

Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

You may transfer fund shares only to an account with another securities dealer or other financial intermediary that has entered into an agreement with LMIS or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some Legg Mason Funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

You should contact your securities dealer, financial intermediary or the fund for further information on transferring fund shares.

VALUATION OF FUND SHARES

Pricing of fund shares will not be done on days when the Exchange is closed.  The Exchange currently observes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board.

Disclosure of Portfolio Holdings

The Board has adopted the following policy with respect to the disclosure of the fund’s portfolio holdings. The Board believes the policy is in the best interests of the fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the fund’s portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board upon the recommendations of the adviser. The Board will be provided with reports regarding any determinations made by the Chief Compliance Officer pursuant to the policy and any other material issues arising under the policy and can exercise oversight over the operation of the policy.

Policy.  Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the Chief Compliance Officer or a person authorized by the Chief Compliance Officer.

Public Disclosure of Portfolio Holdings.  The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period end.  Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds’ website at http://www.leggmason.com/individualinvestors. Additionally, complete portfolio holdings information is filed with the SEC on Form N-Q for the first and third quarters of the fund’s fiscal year.  The fund’s reports and its Form N-Q filings are available at the website of the SEC at http://www.sec.gov.

Complete portfolio holdings information may be provided to shareholders and other persons on a quarterly basis no sooner than 25 calendar days following the quarter-end, provided that such information has been made available to the public through a posting on the Legg Mason Funds’ website or by the filing of Form N-Q or Form N-CSR in accordance with SEC rules.

Partial information concerning the fund’s portfolio holdings (such as top ten holdings) may be provided to shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis at any time following month-end or quarter-end, provided that such information has been made available to the public through postings on the Legg Mason Funds’ website at least one day previously.

Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the fund’s policy.

Non-Public Dissemination of Portfolio Holdings Information.  From time to time it may be necessary to disclose portfolio holdings that are not publicly available, to certain third parties.  Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Compliance Officer determines that 1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information.  No consideration may be received by any party for providing non-public portfolio holdings information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information.  The adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.

At the present time the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

Service Providers:

State Street Bank and Trust Company – Information is provided daily with no time lag.

PricewaterhouseCoopers LLP – Information is provided as needed with no time lag.

K&L Gates LLP – Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

RiskMetrics Group – Information is provided daily with no time lag.

Vedder Price P.C. – Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

Other Third Parties:

Lipper Analytical Services Corporation – Information is provided quarterly with a time lag of five business days.

Bloomberg L.P. – Information is provided daily with no time lag.

FactSet Research Systems, Inc. – Information is provided daily with no time lag.

Macgregor Professional Services – Information is provided as needed with no time lag.

Cabot Research, LLC – Information is provided weekly with no time lag.

DST Global Solutions Limited – Information is provided monthly with no time lag.

Fidelity Investments – Information is provided quarterly with a time lag of five business days.

In all cases, the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Additionally, the fund may occasionally reveal certain of its current portfolio holdings information to broker-dealers in connection with that broker-dealer executing securities transactions on behalf of the fund.  In such a case, the fund does not enter into a formal confidentiality agreement with the broker-dealer but relies on the broker-dealer’s obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker-dealer whom the adviser believed was misusing the disclosed information.

The Board, officers, and certain LMIS employees, including the fund’s accounting, legal, compliance, marketing, administrative personnel and members of certain LMIS committees or groups, have access to the fund’s portfolio holdings information prior to the time it is made public.  All such persons are subject to a Code of Ethics that requires that portfolio holdings information be kept confidential and that they not trade securities on the basis of such information.

The fund may also provide certain information (other than complete portfolio holdings) as set forth in paragraphs 1 and 2 below that is related to the fund’s portfolio holdings or derived from the fund’s portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Legg Mason Funds’ website or in other published form, so long as the Chief Compliance Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably be seen to give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1-
A small number of portfolio holdings (including information that the fund no longer holds a particular security).  However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released.  However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2-
General information about the portfolio holdings that cannot be used to determine the fund’s portfolio holdings or any portion thereof.  This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

The Chief Compliance Officer may authorize another person to make the determinations required under this policy.  If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Compliance Officer or his/her designee) do not necessarily need to be made each time the information is disclosed.  For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

TAX-DEFERRED QUALIFIED PLANS –CLASS A AND CLASS C SHARES

Investors may invest in Class A and Class C shares of the fund through IRAs, simplified employee pension plans (“SEPs”), savings incentive match plans for employees (“SIMPLES”), other qualified retirement plans and Coverdell ESAs (collectively, “qualified plans”). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser for further information with respect to these plans.

Individual Retirement Account – IRA

TRADITIONAL IRA. Certain Class A and Class C shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse’s combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59½, when you may be in a lower tax bracket. Withdrawals made before age 59½ are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain “modified adjusted gross income” (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or, in the case of earnings attributable to a conversion of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59½ (or certain other conditions apply).

Simplified Employee Pension Plan – SEP

LMIS makes available to corporate and other employers a SEP for investment in Class A and Class C shares of the fund.

Savings Incentive Match Plan for Employees – SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as a plan using separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee’s salary or a 2% non-elective contribution.

Coverdell Education Savings Account – Coverdell ESA

A Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including an IRA or other qualified retirement plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

MANAGEMENT OF THE FUND

Under applicable law, the Board is responsible for management of the Corporation and provides broad oversight over its affairs. The Corporation’s officers manage the day-to-day operations of the Corporation under the general direction of the Board.

The standing committees of the Board include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), are members of all three committees.

The Audit Committee meets at least twice a year with the Corporation’s independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditor’s assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board, and to evaluate the performance of directors.  The selection and nomination of candidates to serve as Independent Directors is committed to the discretion of the current Independent Directors.  The Independent Directors Committee considers matters related to fund operations and oversees issues related to the Independent Directors. During the last fiscal year, the Audit Committee met four times, the Nominating Committee did not meet and the Independent Directors Committee met four times.

The tables below provide information about the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates.  The mailing address of each director and officer is 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.

INDEPENDENT DIRECTORS:

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Fun11ds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Hearn, Ruby P. (1940) Director	Since 2004	14	None

Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001; Director of the New York Academy of Medicine since 2004; Director of the Institute for Healthcare Improvement since 2002; Member of the Institute of Medicine since 1982. Formerly:  Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. (1944) Lead Independent Director	Since 1999	14	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	14

Director of Cheyne Capital International Limited (investment advisory firm).  Director/Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc and Western Asset Debt Securities plc.
				Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 1999	14	None

Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years

				(1991 - 1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 1999	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Technology Investment Capital Corp.

Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school).  Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford (1943) Director	Since 2002	14	None

Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University since 2008. Formerly:  Consultant, Rowan & Blewitt Inc. (management consulting) (1984-2007).

Tarola, Robert M. (1950) Director	Since 2004	14	Director of TeleTech Holdings, Inc. (business process outsourcing)

President of Right Advisory LLC (corporate finance and governance consulting) since 2008; Member, Investor Advisory Group of the Public Company Accounting Oversight Board since 2009; Executive Vice President and CFO of The Howard University since 2010.  Formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999-2008)

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
and MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 -1996).

INTERESTED DIRECTORS:

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Fetting, Mark R. (1954) Chairman and Director	Director since 2002 and Chairman since 2008	Chairman and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	None

President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008. Formerly: President of all Legg Mason Funds (2001-2008); Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000-2008); Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991- 2000).

Odenath, David (1957) President and Director	Since 2008	14	None

Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008. Formerly: President of Prudential Annuities (2002-2008); Executive Vice President (2003-2008) of American

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years

Skandia Investment Services, Inc; Chief Executive Officer and Director (2003-2008) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (2003-2008) of American Skandia Marketing, Inc.; President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999-2003) of Prudential Investments; Senior Vice President (1999-2008) of Prudential Financial, Inc.; Senior Vice President (1993-1999) of PaineWebber Group, Inc. (investment banking).

Murphy, Jennifer W. (1964) Director	Since 1999	1	None	Chief Operations Officer of LMM LLC since 1999; Chief Executive Officer and Director of Legg Mason Capital Management, Inc. and predecessors since 1998.

EXECUTIVE OFFICERS:

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	N/A	N/A	Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years

mutual funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (since 2006); Chief Compliance Officer of LMPFA and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (“CAM”) (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

Gerken, R. Jay (1951) Vice President	Since 2009	N/A	N/A

Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with LMPFA or its affiliates; Chairman, President and Chief Executive Officer of LMPFA (2006-present); President and CEO of Smith Barney Fund Management LLC and Chairman, President and CEO of Citi Fund Management Inc. (2002-present).  Formerly: Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005).

Frenkel, Robert I. (1954) Secretary and Chief Legal Officer	Since 2009	N/A	N/A

Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (2005-present); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (2003-present).  Formerly: Managing Director and General Counsel of Global Mutual Funds for CAM (2000 to 2005); Secretary of CFM (2001 to 2004).

Ozsolak, Kaprel (1965) Treasurer and Chief Financial Officer	Since 2009	N/A	N/A	Director of Legg Mason & Co. (since 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years

Legg Mason & Co. (since 2005). Formerly: Vice President at CAM (1996 to 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004 to 2005); Controller of certain mutual funds associated with CAM (2002 to 2004).

(1)           Officers of the Corporation are elected to serve until their successors are elected and qualified.  Directors of the Corporation serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Fetting, Mr. Odenath and Ms. Murphy are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the fund’s adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

The following table shows each director’s ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2009:

Name of Director	Dollar Range of Equity Securities in Legg Mason Opportunity Trust	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Director
INDEPENDENT DIRECTORS:
Hearn, Ruby P.	$0 - $10,000	$50,001 - $100,000
Lehman, Arnold L.	Over $100,000	Over $100,000
Masters, Robin J.W.	$10,001 - $50,000	Over $100,000
McGovern, Jill E.	Over $100,000	Over $100,000
Mehlman, Arthur S.	$50,001 - $100,000	Over $100,000
O’Brien, G. Peter	Over $100,000	Over $100,000
Rowan, S. Ford	Over $100,000	Over $100,000
Tarola, Robert M.	$10,001 - $50,000	Over $100,000

Name of Director	Dollar Range of Equity Securities in Legg Mason Opportunity Trust	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Director
INTERESTED DIRECTORS:

Fetting, Mark R.	Over $100,000	Over $100,000

Odenath, David R.	None	None

Murphy, Jennifer W.	Over $100,000	Over $100,000

The following table provides certain information relating to the compensation of the Corporation’s directors. None of the Legg Mason Funds has any retirement plan for its directors. However, each director may participate in a deferred compensation plan as discussed below.

Name of Person and Position	Aggregate Compensation from Corporation*	Total Compensation from Legg Mason Funds**	Total Compensation from Fund Complex***
INDEPENDENT DIRECTORS:
Hearn, Ruby P. – Director	$_____****	$119,549	$119,549
Lehman, Arnold L. – Director	$_____****	$94,664	$94,664
Masters, Robin J.W. – Director	$_____	$113,750	$113,750
McGovern, Jill E. – Director	$_____****	$	$
Mehlman, Arthur S. – Director	$_____	$123,750	$256,150
O’Brien, G. Peter – Director	$_____****	$165,347	$297,747
Rowan, S. Ford – Director	$_____	$113,750	$113,750
Tarola, Robert M. – Director	$_____	$107,500	$107,500
INTERESTED DIRECTORS:
Fetting, Mark R. – Chairman of the Board and Director	None	None	None
Odenath, David R. – Director	None	None	None
Murphy, Jennifer W. – Director	None	None	None

*	Represents compensation paid to the directors by Legg Mason Investment Trust, Inc. (Opportunity Trust) for the fiscal year ended December 31, 2009.

**
Represents aggregate compensation paid to each director during the calendar year ended December 31, 2009 from the Legg Mason Funds. At the end of the period there were 9 open-end investment companies in the Legg Mason Funds, consisting of 13 portfolios.

***	Represents aggregate compensation paid to each director during the calendar year ended December 31, 2009 from the Fund Complex.

****
The total amount of deferred compensation accrued by the Corporation (including earnings or depreciation in value of amounts deferred) through the 2009 fiscal year for participating directors is as follows: Ruby P. Hearn, $_____; Arnold L. Lehman, $_____; Jill E. McGovern, $_____; and G. Peter O’Brien, $_____.

Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation.  For serving as a director/trustee of all of the Legg Mason mutual funds, each Independent Director receives an annual retainer of $75,000 and a fee of $7,500 for each regularly scheduled meeting he or she attends. Individual Directors may elect to defer all or a portion of their fees through deferred compensation plans. The Lead Independent Director receives additional compensation of $18,000 annually. The Chair of the Audit Committee receives additional compensation of $10,000 annually. The Co-Chairs of the Nominating Committee receive additional compensation of $5,000 in any year where the Committee is active. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board Meeting they attend in person or by telephone, respectively. The Independent Directors review the level of director compensation periodically in order to determine if adjustments are appropriate. This review is conducted in consultation with the fund’s counsel, independent director counsel, and independent consultants, as appropriate. Changes in compensation will depend on, among other things, the number, type and size of funds in the complex, market changes in mutual fund director compensation, changes in the operational and regulatory environment, and changes in the oversight role played by the Independent Directors.

On March 31, 2010, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.

On March 31, 2010, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund.  Unless otherwise indicated, each of the shareholders listed below may be contacted c/o Legg Mason Funds at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

NAME AND ADDRESS	CLASS	% OF CLASS HELD

THE FUND'S INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

LMM, a Delaware limited liability company, is 50% owned by Legg Mason, Inc. (“Legg Mason”) and 50% owned, directly or indirectly, by Bill Miller. LMM serves as the fund’s investment adviser and manager under a Management Agreement (“Management Agreement”). LMCM serves as investment adviser to the fund under an Investment Advisory Agreement (“Investment Advisory Agreement”) with LMM. Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as administrator to the fund under an Administrative Services Agreement (“Administrative Services Agreement”) with LMM.

The address of LMM, LMCM and LMPFA is 100 International Drive, Baltimore, Maryland 21202. LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, a financial services holding company.

The Management Agreement provides that, subject to overall direction by the Board, LMM manages or oversees the investment and other affairs of the fund. LMM is responsible for managing the fund consistent with the 1940 Act, the Code and the fund's investment objective and policies described in its Prospectus and this SAI. The Management Agreement further provides that LMM is responsible, subject to the general supervision of the Board, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security.

LMM receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the fund up to $100 million and 0.75% of its average daily net assets in excess of $100 million.  Management fees are allocated among each class based on their pro rata share of fund assets.

For the fiscal years ended December 31, the fund paid LMM management fees of (prior to expenses reimbursed and/or fees forgone):

Year	Management Fees Paid
2009	$11,650,773
2008	$33,579,573
2007	$58,596,622

For the fiscal year ended December 31, 2009, the fund was reimbursed for expenses amounting to $188,500.  For the fiscal years ended December 31, 2007 and 2008, LMM did not forgo any fees or reimburse any expenses.

Under the Investment Advisory Agreement, LMCM regularly provides investment research, advice, management and supervision; otherwise assists in determining from time to time what securities will be purchased, retained or sold by the fund; and implements decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMM and the general supervision of the Board. LMCM also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board and LMM.

For LMCM’s advisory services to the fund, LMM (not the fund) pays LMCM a fee, calculated daily and payable monthly, of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund in excess of $100 million.

For the fiscal years ended December 31, the following advisory fees were paid by LMM to LMCM (net of any expense limitations):

Year	Advisory Fees Paid
2009	$________
2008	$2,272,135
2007	$3,939,775

Under the Administrative Services Agreement, LMPFA is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses and preparing proxy materials, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMPFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMPFA. The fund pays all of its expenses which are not expressly assumed by LMPFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and setting in type prospectuses, statements of additional information, proxy statements and reports to shareholders and of printing and distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to LMIS, the fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees, and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

For its services to the fund, LMM (not the fund) has agreed to pay LMPFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the fund. LMPFA has agreed to waive all fees payable to it under the agreement indefinitely. LMM did not pay LMPFA any fees under the Administrative Services Agreement during fiscal years 2007, 2008 and 2009.

Under the Management Agreement, Investment Advisory Agreement and Administrative Services Agreement, LMM, LMCM and LMPFA, respectively, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Management Agreement, Investment Advisory Agreement or Administrative Services Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective agreement.

The Management Agreement, Investment Advisory Agreement and Administrative Services Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the Board, by vote of a majority of the fund's outstanding voting securities, or by LMM, LMCM or LMPFA, respectively, on not less than 60 days' notice to the other party to the agreement, and may be terminated immediately upon the mutual written consent of all parties to the agreement.

Portfolio Managers

Bill Miller, CFA, Managing Member of LMM and Chairman & Chief Investment Officer for LMCM is portfolio manager of the fund and has been primarily responsible for its day-to-day management since its inception. Samantha McLemore became assistant portfolio manager to the fund in August 2008.  The tables below provide information regarding other accounts for which Mr. Miller and Ms. McLemore have day-to-day management responsibility.

Bill Miller
As of December 31, 2009(a):
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Registered Investment Companies
Other pooled investment vehicles
Other accounts

(a)
One of the registered investment companies for which the portfolio manager is primarily responsible for day-to-day management (not Opportunity Trust) serves as a model portfolio for other registered investment companies and separate accounts that are managed on a day-to-day basis by other LMCM portfolio managers.  As of December 31, 2009, the total assets in these other accounts was $____________.  None of these accounts pay performance fees.

The portfolio manager serves as Managing Member for LMM, the manager for the fund, and as Chairman and Chief Investment Officer for LMCM, the adviser for the fund.  The portfolio manager has an ownership interest in LMM and, therefore, receives a portion of its profits.  The portfolio manager also has an employment contract with Legg Mason, Inc. that is designed to compensate him in a similar manner based on the financial results of LMCM.  The portfolio manager is also eligible to receive employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

The portfolio manager has day-to-day management responsibility for three other accounts.  The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise.  For example, the portfolio manager makes investment decisions for each account based on the investment guidelines, cash flows, and other factors that the portfolio manager believes are applicable to that account.  Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times.  The portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the fund.  Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the fund maintained its position in the security.  A potential conflict may also arise since the portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability.  This potential conflict may be heightened where an account is subject to a performance-based fee.  The portfolio manager and the assistant portfolio manager’s personal investing may also give rise to potential conflicts of interest.  LMCM has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.

The portfolio manager has an ownership interest in LMM, the manager for the fund, but not in LMCM, the investment manager for the other accounts included in the table above.  As a result, the portfolio manager may receive a greater relative benefit from activities that increase the value of LMM, including, but not limited to increases in the fund’s assets under management.  In addition, the fee schedule for the fund does not contain the same breakpoints that apply to certain of the other accounts managed by the portfolio manager, therefore the effective fee paid by the fund may be higher than the effective fee paid by the other accounts included in the table above.

In the opinion of the manager and adviser for the fund, the portfolio manager’s simultaneous management of the fund and the accounts included in the table above, all of which are subject to LMCM’s compliance policies and procedures, does not create any material conflicts of interests.

As of December 31, 2009, Mr. Miller beneficially owned shares of Opportunity Trust with a value in excess of $1,000,000.

Samantha McLemore
Samantha McLemore serves as assistant portfolio manager to the fund. Ms. McLemore does not manage any other accounts.

The assistant portfolio manager is paid a fixed base salary and a bonus.  Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the assistant portfolio manager’s accounts relative to the S&P 500 Composite Stock Index (with dividends reinvested), the assistant portfolio manager’s performance over various other time periods, the total value of the assets managed by the assistant portfolio manager, the assistant portfolio manager’s contribution to the adviser’s research process, the profitability of LMCM and the assistant portfolio manager’s contribution to profitability, and trends in industry compensation levels and practices.

The assistant portfolio manager is eligible to receive stock options from Legg Mason, Inc. based upon an assessment of the assistant portfolio manager’s contribution to the success of the company, as well as employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

As of December 31, 2009, Ms. McLemore beneficially owned shares of Opportunity Trust with a value between $50,001 and $100,000.

Code of Ethics

The fund, LMM, LMCM, LMPFA and LMIS each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.  With respect to transactions in Legg Mason Funds, personnel covered by the code: must hold fund shares purchased for at least sixty days, unless a specific waiver is granted by the person’s employer; and are prohibited from using their knowledge of the portfolio of a Legg Mason Fund to engage in any trade or short-term trading strategy involving that fund.

Proxy Voting

As the fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason Funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or subadvisers that actually manage the assets of each fund are delegated the responsibility for assessing and voting the fund’s proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge through http://www.leggmason.com/IndividualInvestors/documents/shareholder_information/D3365-secopx.pdf or the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

For the fiscal years ended December 31, the fund’s portfolio turnover rates were as follows:

Year	Portfolio Turnover Rate
2009	24.6%
2008	51.7%

Variations in the fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions.

Under the Investment Advisory Agreement, LMCM is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund LMCM also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), any risk assumed by the executing broker and, if applicable, arrangements for payment of fund expenses.

Consistent with the policy of most favorable price and execution, LMCM may give consideration to research, statistical and other services furnished by broker-dealers to it for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these broker-dealers a higher brokerage commission than may be charged by other broker-dealers, or a higher transaction fee on so-called “riskless principal” trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to either LMM or LMCM in connection with services to clients other than the fund whose brokerage generated the service. LMM’s and LMCM’s fee is not reduced by reason of their receiving such brokerage and research services.

As adviser, LMCM may allocate brokerage transactions to broker-dealers who allocate a portion of the commissions paid by the fund toward the reduction of the fund’s expenses payable to third-party service providers other than LMCM or its affiliates. The transaction quality must, however, be comparable to that of other qualified broker-dealers. Neither LMCM nor its affiliates receive any direct or indirect benefit from these arrangements.

The fund may use brokerage firms affiliated with the fund’s investment adviser (“affiliated broker”) as its broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution.  Commissions paid to affiliated brokers will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

For the fiscal years ended December 31, the fund paid the following brokerage commissions:

Year	Brokerage Commissions Paid
2009*	$_______
2008*	$9,618,153
2007	$7,736,670

*
The increase in commissions paid by the fund during fiscal year 2008 [and 2009] relative to fiscal year 2007 was due to an increase in the volume and frequency of trades in the past year and by the effect of slightly higher commission rates.  The increase in the volume and frequency of trades can be attributed to an increase in the fund’s portfolio turnover rate.

During the fiscal year ended December 31, 2009, the fund owned no securities of its regular broker-dealers or parent companies of such broker-dealers.

Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called “riskless principal” trades. The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which LMIS or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which LMIS or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if LMIS is the sole underwriter of those securities.  In no case in which the fund purchases securities in an underwriting in which LMIS or any affiliated person is a participant can the fund purchase the securities from LMIS or the affiliated person.

Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits LMIS from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund’s Management Agreement expressly provides such consent.

Investment decisions for the fund are made independently from those of other funds and accounts advised by LMCM. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

THE FUND'S DISTRIBUTOR

LMIS acts as distributor of the fund’s shares pursuant to a Distribution Agreement with the fund. Except as noted in the Prospectus, the fund’s shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of summary prospectuses, prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund’s expense) and for supplementary sales literature and advertising costs.  The Distribution Agreement is terminable with respect to the fund without penalty, at any time, by the Board, by a vote of the holders of a majority of the shares of the fund, or by LMIS upon 60 days’ notice to the other party.

The fund has adopted Distribution Plans for Class A shares (“Class A Plans”), for Class C shares (“Class C Plans”), for Class R shares (“Class R Plan”), for Class R1 shares (“Class R1 Plan”) and for Class FI shares (“Class FI Plan”), (each a “Plan”) which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of Class A shares, Class C shares, Class R shares, Class R1 shares and Class FI shares, and the provision of ongoing services to holders of those shares. Payments with respect to a class are made only from assets attributable to that class. Under the Class A Plan, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class A shares.  Under the Class C Plan, the aggregate fees may not exceed an annual rate of 1.00% of the fund’s average daily net assets attributable to Class C shares. Under the Class R Plan, the aggregate fees may not exceed an annual rate of 0.75% (currently limited by the Board to 0.50%) of the fund’s average daily net assets attributable to Class R shares. Under the Class R1 Plan, the aggregate fees may not exceed an annual rate of 1.00% of the fund’s average daily net assets attributable to Class R1 shares. Under the Class FI Plan the aggregate fees may not exceed an annual rate of 0.40% (currently limited by the Board to 0.25%) of the fund’s average daily net assets attributable to Class FI shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only.  LMIS may pay all or a portion of the fees to Financial Advisers.  The Class A Plan and Class C Plan also provide that LMIS and Financial Advisers may receive all or a portion of the sales charges paid by Class A or Class C, respectively.

Amounts payable by the fund under a Plan need not be directly related to the expenses actually incurred by LMIS on behalf of the fund.  The Plans do not obligate the fund to reimburse LMIS for the actual expenses LMIS may incur under the Plans.  Thus, even if LMIS’ actual expenses exceed the fee payable to LMIS at any given time, the fund will not be obligated to pay more than that fee.  If LMIS’ expenses are less than the fee it receives, LMIS will retain the full amount of the fee.

The Plans were each adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of any Plan or any Distribution Agreement (“12b-1 Directors”).  In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund, the applicable class and its shareholders. The directors considered, among other things, the extent to which the potential benefits of each Plan to the fund's Class A, Class C, Class R, Class R1 and Class FI shareholders, as applicable, could offset the costs of that Plan; the likelihood that each Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to each Plan; and the extent to which the retention of assets and additional sales of the fund's Class A shares, Class C shares, Class R shares, Class R1 shares and Class FI shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMCM.

In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by the fund to LMIS under a Plan would increase the fund's level of expenses applicable to Class A, Class C, Class R, Class R1 and Class FI in the amount of such payments. Further, the directors recognized that LMM, LMCM, and LMPFA would earn greater management, advisory and administration fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plans were implemented.

Among the potential benefits of the Plans, the directors noted that the payment of distribution and service fees to LMIS for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to the fund's Class A shares, Class C shares, Class R shares, Class R1 shares and Class FI shares as applicable, and to maintain and enhance the level of services they provide to that class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses could serve to offset, at least in part, the additional expenses incurred by the fund in connection with a Plan. Furthermore, the investment management of the fund could be enhanced, as any net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class A shares in accordance with the Class A Plan.  As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to up to 0.75% of its average daily net assets attributable to Class C shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class C shares in accordance with the Class C Plan.  As compensation for its services and expenses, LMIS is authorized to receive from the fund an annual distribution fee equivalent to up to 0.50% of the fund’s average daily net assets attributable to Class R shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class R shares in accordance with the Class R Plan. The Board has currently approved payment of only 0.50% (0.25% service fee and 0.25% distribution fee) under the Class R Plan.  As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to up to 0.75% of its average daily net assets attributable to Class R1 shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class R1 shares in accordance with the Class R1 Plan.  As compensation for its services and expenses, LMIS is authorized to receive from the fund an annual distribution fee equivalent to up to 0.15% of the fund’s average daily net assets attributable to Class FI shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class FI shares in accordance with the Class FI Plan. The Board has currently approved payment of only a 0.25% service fee under the Class FI Plan. All distribution and service fees are calculated daily and paid monthly.

Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. A Plan may be terminated with respect to a class of the fund by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of the fund. Any change in a Plan that would materially increase the distribution costs to the fund requires approval by the shareholders of the applicable class of the fund; otherwise a Plan may be amended by the directors, including a majority of the 12b-1 Directors.

Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund, pursuant to a Plan or any related agreement, shall provide the Board, and the directors shall review, at least quarterly, a written report of the amounts so expended pursuant to that Plan and the purposes for which the expenditures were made.

For the fiscal year ended December 31, 2009, the fund incurred distribution and service fees of  $140,962 with respect to Class A shares, $11,273,586 with respect to Class C shares (formerly known as Primary Class shares), $53,049 with respect to Class R shares and $60,029 with respect to Class FI shares (formerly known as Financial Intermediary Class shares).

All such fees were paid to LMIS, the fund’s Principal Underwriter as provided for in the underwriting agreement between LMIS and the fund and pursuant to the Plans.

CAPITAL STOCK INFORMATION

The Articles of Incorporation of the Corporation authorize issuance of 1.8 billion shares of common stock, par value $0.001 per share, of Legg Mason Opportunity Trust. The fund currently offers six classes of shares: Class A shares, Class C shares, Class R shares, Class R1 shares, Class FI shares and Class I shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class of shares. Each class of shares may bear certain differing class-specific expenses and sales charges, which may affect performance.

Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract and certain amendments to a plan of distribution pursuant to Rule 12b-1), at the request of a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation; or as the Board from time to time deems appropriate or necessary.

THE FUND’S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent to the fund and administrator of various shareholder services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right to institute other charges on shareholders to cover the fund’s administrative costs.

THE FUND'S LEGAL COUNSEL

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, serves as counsel to the fund.

THE FUND’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[____________], [____________], serves as independent registered public accounting firm to the fund.

FINANCIAL STATEMENTS

The Annual Report to shareholders for the fiscal year ended December 31, 2009, contains the fund’s financial statements, accompanying notes and the report of [_____________], the fund’s independent registered public accounting firm, all of which are hereby incorporated by reference herein.

APPENDIX A

RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") Ratings:

Long-Term Debt Ratings

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Debt Ratings

Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2 – Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3 – Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime – Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's ("S&P") Ratings:

Long-Term Issue Credit Ratings

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C -  A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -  An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr - The letters pr indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR Not rated.

Commercial Paper

A-1. - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2. - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory

A-3. - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

APPENDIX B

LEGG MASON FUNDS
PROXY VOTING POLICIES
(Revised 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund.  Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights.  Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.
Voting Proxies – Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.
Proxy Voting Policies of Advisers to Legg Mason Funds – Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund).  Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.
Funds’ Proxy Voting Policies and Procedures  - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies.  In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies.  The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund.  Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4.
Annual Review – An adviser’s proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees.  In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year.  Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser’s stated proxy voting policies and procedures.

5.
Changes to Advisers' Policies and Procedures - On an annual basis, any changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Legg Mason Capital Management, Inc.

Proxy Principles and Procedures

OVERVIEW

Legg Mason Capital Management, Inc. (LMCM) has implemented the following principles and procedures for voting proxies on behalf of advisory clients.  These principles and procedures are reasonably designed to ensure LMCM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations.  LMCM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others.  For each proxy vote LMCM takes into consideration its duty to its clients and all other relevant facts available to LMCM at the time of the vote.  Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.  LMCM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES

Proxy voting is a valuable right of company shareholders.  Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s Board of Directors (Board), as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management.  LMCM believes the interests of shareholders are best served by the following principles when considering proxy proposals:

Preserve and expand the power of shareholders in areas of corporate governance – Equity shareholders are owners of the business – company boards and management teams are ultimately accountable to them.  LMCM supports policies, plans and structures that promote accountability of the Board and management to owners, and align the interests of the Board and management with owners.  Examples include: annual election of all Board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders.   LMCM opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

Allow responsible management teams to run the business – LMCM supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners.  Conversely, LMCM opposes proposals that limit management’s ability to do this.  LMCM generally opposes proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMCM’s proxy voting guidelines, which are attached as Schedule A, for more details.

PROCEDURES
Oversight

LMCM’s Chief Investment Officer (CIO) has full authority to determine LMCM’s proxy voting principles and vote proxies on behalf of LMCM’s clients.  The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to one or more Proxy Officers and Compliance Officers.  No less than annually, LMCM will review existing principles and procedures in light of LMCM’s duties as well as applicable laws and regulations to determine if any changes are necessary.

Limitations

LMCM recognizes proxy voting as a valuable right of company shareholders.  Generally speaking, LMCM will vote all proxies it receives.  However, LMCM may refrain from voting in certain circumstances. For instance, LMCM generally intends to refrain from voting a proxy if the company’s shares are no longer held by LMCM’s clients at the time of the meeting.  Additionally, LMCM may refrain from voting a proxy if LMCM concludes the potential impact on shareholders’ interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

Proxy Administration

LMCM instructs each client custodian to forward proxy materials to LMCM’s Proxy Administrator.  New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMCM.  LMCM uses Institutional Shareholder Services (ISS) to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.

Upon receipt of proxy materials:

Compliance Review
A Compliance Officer reviews the proxy issues and identifies any potential conflicts of interests between LMCM, or its employees, and LMCM’s clients.  LMCM recognizes that it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMCM or its affiliates.

1.  Identifying Potential Conflicts.  In identifying potential conflicts of interest the Compliance Officer will review the following issues:

(a) Whether there are any business or personal relationships between LMCM, or an employee of LMCM, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive for LMCM to vote in a manner that is not consistent with the best interests of its clients;

(b) Whether LMCM has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and

(c) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive, that has the potential to influence the manner in which the Proxy Officer votes the shares.

2.  Assessing Materiality. A potential conflict will be deemed to be material if the Compliance Officer determines in the exercise of reasonable judgment that the conflict is likely to have an impact on the manner in which the subject shares are voted.

If the Compliance Officer determines that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.

If the Compliance Officer determines that the potential conflict may be material, the following steps will be taken:

(a) The Compliance Officer will consult with representatives of LMCM’s senior management to make a final determination of materiality.  The Compliance Officer will maintain a record of this determination.

(b) After the determination is made, the following procedures will apply:

(i) If the final determination is that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.

(ii) If the final determination is that the potential conflict is material, LMCM will adhere to the following procedures:

A. If LMCM’s Proxy Voting Guidelines (Guidelines), a copy of which is included as Schedule A, definitively address the issues presented for vote, LMCM will vote according to the Guidelines.

B. If the issues presented for vote are not definitively addressed in the Guidelines, LMCM will either (x) follow the vote recommendation of an independent voting delegate, or (y) disclose the conflict to clients and obtain their consent to vote.

Proxy Officer Duties
The Proxy Officer reviews proxies and evaluates matters for vote in light of LMCM’s principles and procedures and the Guidelines.  The Proxy Officer may seek additional information from LMCM’s investment personnel, company management, independent research services, or other sources to determine the best interests of shareholders.  Additionally, the Proxy Officer may consult with LMCM’s Chief Investment Officer for guidance on proxy issues.  LMCM will maintain all documents that have a material impact on the basis for the vote. The Proxy Officer will return all signed, voted forms to the Proxy Administrator.

Proxy Administrator Duties
The Proxy Administrator:

1. Provides custodians with instructions to forward proxies to LMCM for all clients for whom LMCM is responsible for voting proxies;

2. Reconciles the number of shares indicated on the proxy ballot with LMCM’s internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies;

3. Will use best efforts to obtain missing proxies from custodians;

4. Informs the Compliance Officer and Proxy Officer if the company’s shares are no longer held by Firm clients as of the meeting date;

5. Ensures that the Compliance Officer and Proxy Officer are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner;

6. Follows instructions from the Proxy Officer or Compliance Officer as to how to vote proxy issues, and casts such votes via ISS software, online or via facsimile; and

7. Obtains evidence of receipt and maintains records of all proxies voted.

Record Keeping
The following documents are maintained onsite for two years and in an easily accessible place for another three years:

1. A copy of all policies and procedures maintained by LMCM during the applicable period relating to proxy voting;

2. A copy of each proxy statement received regarding client securities (LMCM intends to rely on the availability of such documents through the Securities and Exchange Commission’s EDGAR database);

3. A record of each vote cast by LMCM on behalf of a client (LMCM has an agreement with ISS whereby ISS has agreed to maintain these records and make them available to LMCM promptly upon request);

4. A copy of each document created by LMCM that was material to making a decision how to vote proxies or that memorializes the basis for such decision.

5. A copy of each written client request for information on how LMCM voted proxies on behalf of such client, and a copy of any written response provided by LMCM to any (written or oral) request for information on how LMCM voted proxies on behalf of such client.

Schedule A
Proxy Voting Guidelines

LMCM maintains these proxy-voting guidelines, which set forth the manner in which LMCM generally votes on issues that are routinely presented.    Please note that for each proxy vote LMCM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote.  While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis.  Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

Four principal areas of interest to shareholders:
1) Obligations of the Board of Directors
2) Compensation of management and the Board of Directors
3) Take-over protections
4) Shareholders' rights

Proxy Issue	LMCM Guideline
BOARD OF DIRECTORS
Independence of Boards of Directors: majority of unrelated directors, independent of management	For
Nominating Process: independent nominating committee seeking qualified candidates, continually assessing directors and proposing new nominees	For
Size and Effectiveness of Boards of Directors: Boards must be no larger than 15 members	For
Cumulative Voting for Directors	For
Staggered Boards	Against
Separation of Board and Management Roles (CEO/Chairman)	Case-by-Case
Compensation Review Process: compensation committee comprised of outside, unrelated directors to ensure shareholder value while rewarding good performance	For
Director Liability & Indemnification: support limitation of liability and provide indemnification	For
Audit Process	For
Board Committee Structure: audit, compensation, and nominating and/or governance committee consisting entirely of independent directors	For
Monetary Arrangements for Directors: outside of normal board activities amts should be approved by a board of independent directors and reported in proxy	For
Fixed Retirement Policy for Directors	Case-by-Case
Ownership Requirement: all Directors have direct and material cash investment in common shares of Company	For
Proposals on Board Structure: (lead director, shareholder advisory committees, requirement that candidates be nominated by shareholders, attendance at meetings)	For
Annual Review of Board/CEO by Board	For
Periodic Executive Sessions Without Mgmt (including CEO)	For
Votes for Specific Directors	Case-by-Case

- Continued -

Proxy Issue	LMCM Guideline
MANAGEMENT AND DIRECTOR COMPENSATION
Stock Option and Incentive Compensation Plans:	Case-by-Case
Form of Vehicle: grants of stock options, stock appreciation rights, phantom shares and restricted stock	Case-by-Case
Price	Against plans whose underlying securities are to be issued at less than 100% of the current market value
Re-pricing: plans that allow the Board of Directors to lower the exercise price of options already granted if the stock price falls or under-performs the market	Against
Expiry: plan whose options have a life of more than ten years	Case-by-Case
Expiry: "evergreen" stock option plans	Against
Dilution:	Case-by-Case - taking into account value creation, commitment to shareholder-friendly policies, etc.
Vesting: stock option plans that are 100% vested when granted	Against
Performance Vesting: link granting of options, or vesting of options previously granted, to specific performance targets	For
Concentration: authorization to allocate 20% or more of the available options to any one individual in any one year	Against
Director Eligibility: stock option plans for directors if terms and conditions are clearly defined and reasonable	Case-by-Case
Change in Control: stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares	Against
Change in Control: change in control arrangements developed during a take-over fight specifically to entrench or benefit management	Against
Change in Control: granting options or bonuses to outside directors in event of a change in control	Against
Board Discretion: plans to give Board broad discretion in setting terms and conditions of programs	Against
Employee Loans: Proposals authorizing loans to employees to pay for stock or options	Against
Director Compensation: % of directors' compensation in form of common shares	For
Golden Parachutes	Case-by-Case
Expense Stock Options	For
Severance Packages: must receive shareholder approval	For
Lack of Disclosure about Provisions of Stock-based Plans	Against
Reload Options	Against
Plan Limited to a Small Number of Senior Employees	Against
Employee Stock Purchase Plans	Case-by-Case

- Continued -

Proxy Issue	LMCM Guideline

TAKEOVER PROTECTIONS
Shareholder Rights Plans: plans that go beyond ensuring the equal treatment of shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid	Against
Going Private Transaction, Leveraged Buyouts and Other Purchase Transactions	Case-by-Case
Lock-up Arrangements: "hard" lock-up arrangements that serve to prevent competing bids in a takeover situation	Against
Crown Jewel Defenses	Against
Payment of Greenmail	Against
"Continuing Director" or "Deferred Redemption" Provisions: provisions that seek to limit the discretion of a future board to redeem the plan	Against
Change Corporation's Domicile: if reason for re-incorporation is to take advantage of protective statutes (anti-takeover)	Against
Poison Pills: receive shareholder ratification	For
Redemption/Ratification of Poison Pill	For

SHAREHOLDERS' RIGHTS
Confidential Voting by Shareholders	For
Dual-Class Share Structures	Against
Linked Proposals: with the objective of making one element of a proposal more acceptable	Against
Blank Check Preferred Shares: authorization of, or an increase in, blank check preferred shares	Against
Supermajority Approval of Business Transactions: management seeks to increase the number of votes required on an issue above two-thirds of the outstanding shares	Against
Increase in Authorized Shares: provided the amount requested is necessary for sound business reasons	For
Shareholder Proposals	Case-by-Case
Stakeholder Proposals	Case-by-Case
Issuance of Previously Authorized Shares with Voting Rights to be Determined by the Board without Prior Specific Shareholder Approval	Against
"Fair Price" Provisions: Measures to limit ability to buy back shares from particular shareholder at higher-than-market prices	For
Preemptive Rights	For
Actions altering Board/Shareholder Relationship Require Prior Shareholder Approval (including "anti-takeover" measures)	For
Allow Shareholder action by written consent	For
Allow Shareholders to call Special Meetings	For

Social and Environmental Issues	As recommended by Company Management
Reimbursing Proxy Solicitation Expenses	Case-by-Case

Legg Mason Investment Trust, Inc.

Part C.		Other Information

Item 28.		Exhibits

(a)	(i)	Articles of Amendment and Restatement of Articles of Incorporation filed
February 22, 2000 (3)
	(ii)	Articles of Amendment filed March 6, 2001 (3)
	(iii)	Certificate of Correction filed March 15, 2001 (3)
	(iv)	Articles Supplementary filed June 19, 2001 (4)
	(v)	Articles Supplementary filed June 22, 2004 (9)
	(vi)	Articles Supplementary filed July 5, 2006 (9)
	(vii)	Articles Supplementary filed September 11, 2006 (9)
	(viii)	Articles Supplementary filed March 11, 2008 (13)
	(ix)	Articles of Amendment filed January 28, 2009 (14)
	(x)	Articles Supplementary filed January 29, 2009 (14)
	(xi)	Articles of Amendment filed October 6, 2009 – filed herewith

(b)	Amended and Restated Bylaws dated August 8, 2002 (5)

(c)
Instruments defining the rights of security holders with respect to Legg Mason Investment Trust, Inc. are contained in the Articles of Amendment and Restatement of Articles of Incorporation, as amended and supplemented, and Amended and Restated Bylaws, which are incorporated by reference as specified in Exhibits (a) and (b) to Item 28 of Part C herein.

(d)	(i)	Management Agreement (4)
	(ii)	Investment Advisory Agreement (4)
	(iii)	Administrative Services Agreement (4)
	(iv)	Inter-Affiliate Transfer Agreement (Management Agreement) (8)
	(v)	Inter-Affiliate Transfer Agreement (Administrative Services Agreement) – filed herewith

(e)	(i)	Distribution Agreement (12)
	(ii)	Amendment No. 1 to the Distribution Agreement dated December 15, 2006 (13)
	(iii)	Anti-Money Laundering Delegation Agreement dated November 13, 2009 (17)

(f)	Bonus, profit sharing or pension plans - none

(g)	(i)	Custodian Contract (2)
	(ii)	Amendment dated July 1, 2001 to Custodian Contract (4)

(h)	(i)	Transfer Agency and Service Agreement (15)
	(ii)	Amended Schedule A to Transfer Agency and Services Agreement (17)

(i)	Opinion and consent of counsel – to be filed by subsequent amendment

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment

(k)	Financial statements omitted from Item 27 - none

(l)	Agreement for providing initial capital with respect to the Registrant (1)

(m)	(i)	Class C Distribution Plan pursuant to Rule 12b-1 (2)
	(ii)	Class FI Distribution Plan pursuant to Rule 12b-1 (6)
	(iii)	Amendment to the Class C Distribution Plan (8)
	(iv)	Amendment to the Class FI Distribution Plan (8)
	(v)	Class R Distribution Plan pursuant to Rule 12b-1 – filed herewith
	(vi)	Amendment to the Amended Class C Distribution Plan – filed herewith
	(vii)	Class A Distribution Plan pursuant to Rule 12b-1 – filed herewith

	(viii)	Form of Class R1 Distribution Plan – filed herewith

(n)	Form of Amended Multiple Class Plan pursuant to Rule 18f-3– filed herewith

(p)	Code of ethics for the fund, its investment adviser, and its principal underwriter
	(i)	Legg Mason & Co., LLC (16)
	(ii)	Legg Mason Capital Management, Inc. (7)

(1)
Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed December 21, 1999.

(2)
Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 1 to the Registration Statement of Legg Mason Investment Trust, SEC File No. 333-88715, filed January 31, 2000.

(3)
Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 3 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed March 16, 2001.

(4)
Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 4 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed February 28, 2002.

(5)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 5 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed February 27, 2003.

(6)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 6 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed August 20, 2003.

(7)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 22 to the Registration Statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.

(8)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 12 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 27, 2006.

(9)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 14 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed September 15, 2006.

(10)
Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, as electronically filed on February 26, 2007.

(11)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, filed April 25, 2007.

(12)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 16 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 27, 2007.

(13)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 17 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 28, 2008.

(14)
Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 19 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed January 30, 2009.

(15)
Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.

(16)	Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.

(17)
Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2010.

Item 29.	Persons Controlled By or Under Common Control with Registrant

None

Item 30.	Indemnification

Reference is made to Article 11 of Registrant’s Articles of Amendment and Restatement of Articles of Incorporation, Article 10 of Registrant’s Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 10 of the Distribution Agreement.  Article 10 of Registrant’s Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Manager and Investment Adviser

I.           LMM LLC (“LMM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The following is a list of other substantial business activities in which directors, officers or partners of LMM have been engaged as director, officer, employee, partner, or trustee.

William H. Miller III	Managing Member, LMM
Chairman, CIO and Director, LMCM

Jennifer W. Murphy	COO, LMM
Director, President, CEO and CFO, LMCM

II.           Legg Mason Capital Management, Inc. (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Charles J. Daley, Jr.	Treasurer and Director, LMCM
Manager, Clear Adv
Manager and Treasurer, Brandywine
Manager, LMPFA
Director, Batterymarch
Director, LMGAA
Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
Director, Barrett
President, Treasurer and Director, BMML
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM
Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, Vice President and Treasurer, LM Marketing
Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC
Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Thomas C. Merchant	Secretary, LMCM
Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, Barrett
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

William H. Miller III	Chairman, CIO and Director, LMCM
Managing Member, LMM

Jennifer W. Murphy	Director, President, CEO and CFO, LMCM
COO, LMM

Jeffrey A. Nattans	Director, LMCM
Manager, Clear Adv
Director, Barrett
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce

Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

David R. Odenath	Manager, Clear Adv
Manager, Brandywine
Director, LMFA
Director, Batterymarch
Director, GCIM
Director, LMCM
Manager, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Manager, LMGAA
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Addresses for Item 31:

3040692 Nova Scotia Company (“NS”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

The Baltimore Company (“The Baltimore Co”)
100 International Drive
Baltimore, MD 21202

Barrett Associates, Inc. (“Barrett”)
565 Fifth Avenue
New York, NY 10017

Bartlett & Co.  (“Bartlett”)
36 East Fourth Street
Cincinnati, OH  45202

BMML, Inc. (“BMML”)
100 International Drive
Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore

BRE Group, Inc. (“BRE”)
36 East Fourth Street
Cincinnati, OH 45202

Clearbridge Advisors, LLC (“Clear Adv”)
620 Eight Avenue
New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eight Avenue
New York, NY 10018

Fairfield Group, Inc. (“FG”)
200 Gibraltor Road
Horsham, PA 19044

Gray Seifert & Co (“GS”)
100 International Drive
Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)
100 International Drive
Baltimore, MD 21202

Legg Mason Capital Management, Inc.  (“LMCM”)
100 International Drive
Baltimore, MD  21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)
100 International Drive
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc. (“LMFA”)
100 International Drive
Baltimore, MD  21202

Legg Mason Funding Corp. (“LM Funding”)
100 International Drive
Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“GAA”)
100 First Stamford Place, 4th Floor
Stamford, CT 06902

Legg Mason, Inc.
100 International Drive
Baltimore, MD  21202

Legg Mason International Holdings, LLC (“LMIH”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)
El Regidor No 66
Piso 10
Las Condes, Santiago
Chile

Legg Mason Investment Counsel, LLC (“LMIC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)
100 International Drive
Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
620 8th Avenue, 49th Floor
New York, NY 10018

Legg Mason Political Action Committee (“LMPAC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

Legg Mason Real Estate Capital II, Inc. (“LMREC II”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 International Drive
Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)
100 International Drive
Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)
100 International Drive
Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A.  (“LMIC”)
100 International Drive
Baltimore, MD  21202

LM BAM, Inc. (“LM BAM”)
46 Public Square, Suite 700
Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)
100 International Drive
Baltimore, MD 21202

LM Capital Support I (“LMCS I”)
100 International Drive
Baltimore, MD  21202

LM Capital Support I (“LMCS II”)
100 International Drive
Baltimore, MD  21202

LM Capital Support I (“LMCS III”)
100 International Drive
Baltimore, MD  21202

LM Capital Support I (“LMCS IV”)
100 International Drive
Baltimore, MD  21202

LM Fund Management (“LMFM”)
100 International Drive
Baltimore, MD  21202

LM Fund Services, Inc. (“LMFunds”)
100 International Drive
Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)
155 Bishopsgate
London EC2M 3TY
England

LMRC II, Inc.  (“LMRC II”)
100 International Drive
Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)
100 International Drive
Baltimore, MD 21202

LMM LLC (“LMM”)
100 International Drive
Baltimore, MD  21202

LMRES Holdings (“LMRES Hldgs”)
100 International Drive

Baltimore, MD  21202

PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY  10019

Smith Barney Fund Management (“SBFM”)
100 First Stamford Place
Stamford, CT 06902

Western Asset Management Company  (“WAM”)
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  (“WAMCL”)
10 Exchange Square
Primrose Street
London  EC2A 2EN
England

Western Asset Management Company Ltd (“WAM Tokyo”)
Ote Center Building
1-1-3 Otemachi Chiyoda-ku
Tokyo 100-0004
Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 13
120 Collins Street
GPO Box 507
Melbourne Victoria 3000
Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A 2EN
England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)
1 George Street, #23-01
Singapore 049145

Item 32.	Principal Underwriters

(a)
Legg Mason Investor Services, LLC ("LMIS"), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Investors Trust, Inc.; Legg

Mason Capital Management Special Investment Trust, Inc.; Legg Mason Global Asset Management Trust; Legg Mason Global Trust, Inc.; Legg Mason Capital Management Value Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Capital Management Growth Trust, Inc.; Legg Mason Charles Street Trust, Inc.; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Barrett Opportunity Fund, Inc.; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust.

(b)	The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, LMIS.

Name and Principal	Position and Offices	Positions and Offices
Business Address*	with Underwriter – LMIS	with Registrant

Kimberly Mustin	Co-Managing Director	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Matthew Schiffman	Co-Managing Director	None
100 First Stamford Pl.
Stamford, CT 06902-6732

George Betzios	Vice President	None
55 Water Street, 31st Floor
New York, NY 10041

W. Talbot Daley	Vice President	None

David J. Eikenburg	Vice President	None

Mark E. Freemyer	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Thomas J. Hirschmann	Vice President	None

Joseph P. LaRocque	Vice President	None

Michael P. McAllister	Vice President	None

Theresa P. McGuire	Vice President	None

Jeremy O’Shea	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Joel R. Sauber	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Robert Shepler	Vice President	None
55 Water Street, 32nd Floor
New York, NY 10041

Jason Bennett	Chief Financial Officer, Treasurer	None
and Financial Reporting Officer

Kenneth D. Cieprisz	Chief Compliance Officer	None

620 8th Avenue, 49th Floor
New York, NY 10018

Joseph M. Furey	General Counsel and	None
Secretary

Erin L. Clark	Assistant Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Ronald Holinsky	Deputy General Counsel	None

Stephen A. Scarpino	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

* All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c)	The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

State Street Bank and Trust Company		Legg Mason Partners Fund Advisor, LLC
P. O. Box 1713	and	620 Eighth Avenue
Boston, Massachusetts 02105		New York, New York 10018

Item 34.	Management Services

None

Item 35.	Undertakings

None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Investment Trust, Inc. has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 26th day of February, 2010.

LEGG MASON INVESTMENT TRUST, INC.

By:	/s/ David R. Odenath
David R. Odenath
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting*	Chairman and Director	February 26, 2010
Mark R. Fetting

/s/ David R. Odenath	President (Principal Executive	February 26, 2010
David R. Odenath	Officer) and Director

/s/ Ruby P. Hearn*	Director	February 26, 2010
Ruby P. Hearn

/s/ Arnold L. Lehman*	Director	February 26, 2010
Arnold L. Lehman

/s/ Robin J.W. Masters*	Director	February 26, 2010
Robin J.W. Masters

/s/ Arthur S. Mehlman*	Director	February 26, 2010
Arthur S. Mehlman

/s/ Jill E. McGovern*	Director	February 26, 2010
Jill E. McGovern

/s/ Jennifer W. Murphy*	Director	February 26, 2010
Jennifer W. Murphy

/s/ G. Peter O’Brien*	Director	February 26, 2010
G. Peter O’Brien

/s/ S. Ford Rowan*	Director	February 26, 2010
S. Ford Rowan

/s/ Robert M. Tarola*	Director	February 26, 2010
Robert M. Tarola

/s/ Kaprel Ozsolak	Chief Financial Officer	February 26, 2010
Kaprel Ozsolak	and Treasurer (Principal Financial
and Accounting Officer)

*  By:_/s/ Richard M. Wachterman
        Richard M. Wachterman
Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.	LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, DAVID R. ODENATH, R. JAY GERKEN, KAPREL OZSOLAK, ROBERT I. FRENKEL, RICHARD M. WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Mark R. Fetting	February 24, 2010
Mark R. Fetting

/s/ David R. Odenath	February 24, 2010
David R. Odenath

/s/ Ruby P. Hearn	February 24, 2010
Ruby P. Hearn

/s/ Arnold L. Lehman	February 24, 2010
Arnold L. Lehman

/s/ Robin J.W. Masters	February 24, 2010
Robin J.W. Masters

/s/ Jill E. McGovern	February 24, 2010
Jill E. McGovern

/s/ Arthur S. Mehlman	February 24, 2010
Arthur S. Mehlman

/s/ Jennifer W. Murphy	February 24, 2010
Jennifer W. Murphy

/s/ G. Peter O’Brien	February 24, 2010
G. Peter O’Brien

/s/ S. Ford Rowan	February 24, 2010
S. Ford Rowan

/s/ Robert M. Tarola	February 24, 2010
Robert M. Tarola

Legg Mason Investment Trust, Inc.
Post-Effective Amendment No. 21
Exhibits

(a)(xi) Articles of Amendment filed October 6, 2009

(d)(v) Inter-Affiliate Transfer Agreement (Administrative Services Agreement)

(m)(v) Class R Distribution Plan pursuant to Rule 12b-1

(m)(vi) Amendment to the Amended Class C Distribution Plan

(m)(vii) Class A Distribution Plan pursuant to Rule 12b-1

(m)(viii) Form of Class R1 Distribution Plan

(n) Form of Amended Multiple Class Plan pursuant to Rule 18f-3